As filed with the Securities and Exchange Commission on July 29, 2008
                       1933 Act Registration No. 002-85229
                       1940 Act Registration No. 811-03802

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]
      Pre-Effective Amendment No.          [   ]
      Post-Effective Amendment No.    66   [ X ]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]
      Amendment No.                   67   [ X ]

                        (Check appropriate box or boxes)

                                _____________________

                          LEHMAN BROTHERS INCOME FUNDS
               (Exact Name of Registrant as Specified in Charter)
                          605 Third Avenue, 2[nd] Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                                Peter E. Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                          Lehman Brothers Income Funds
                          605 Third Avenue, 2[nd] Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                               K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                       ___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

_X_  immediately upon filing pursuant to paragraph (b)
___ on _________________ pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on___________________________________pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on_____________________________________pursuant to paragraph (a)(2)

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Shares of Lehman Brothers National Municipal Money Fund, Lehman Brothers Tax-Free Money Fund, and Neuberger Berman Government Money Fund.

                          LEHMAN BROTHERS INCOME FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 66 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 66 on Form N-1A

Part A - Prospectuses

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits

LEHMAN BROTHERS INCOME FUNDS

[GRAPHIC OMITTED]

RESERVE CLASS SHARES

Lehman Brothers National Municipal Money Fund

Lehman Brothers Tax-Free Money Fund





Prospectus July 29, 2008



LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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CONTENTS

RESERVE CLASS SHARE

Lehman Brothers National Municipal Money Fund................................2

Lehman Brothers Tax-Free Money Fund..........................................8


YOUR INVESTMENT

Eligible Accounts...........................................................14

Maintaining Your Account....................................................14

Market Timing Policy........................................................17

Portfolio Holdings Policy...................................................17

Buying Shares...............................................................18

Selling Shares..............................................................19

Share Prices................................................................20

Distributions and Taxes.....................................................20

Fund Structure..............................................................21


THESE FUNDS:
o   require a minimum initial investment of $1 million
o are designed for investors seeking capital preservation, liquidity and income

o   are designed for investors seeking income exempt from federal income tax

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o   are also money market sweep funds for certain eligible accounts
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
o carry certain risks. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Fund invests in a "master series"; see "Fund Structure" on page 21 for information on how it works. In this prospectus we have used the word "Fund" to include the fund and the master series in which it invests.



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(c)2008 Lehman Brothers Asset Management LLC. All rights reserved.

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--------------------------------------------------------------------------------
 LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND              Ticker Symbol: LBMXX
--------------------------------------------------------------------------------



GOAL & STRATEGY


THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities from municipal issuers around the country. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.


The Portfolio Managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.


Based on their analysis, the managers invest the Fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.


The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.



MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.


TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Fund's holdings. Consult your tax adviser for more information.


The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.



OTHER RISKS


ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------

1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
--------------------------------------------------------------------------------
                                                                3.39    3.64
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]


     BEST QUARTER: Q2 '07, 0.93%
     WORST QUARTER: Q1 '06, 0.73%
     Year-to-date performance as of 6/30/2008:1.24%

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*

--------------------------------------------------------------------------------
                                        SINCE INCEPTION
                             1 YEAR      (12/19/2005)
--------------------------------------------------------------------------------
National Municipal Money
Fund                          3.64            3.52
--------------------------------------------------------------------------------


* For the period from the Fund's inception through 9/10/2007, the Fund was organized in a single-tier multiple class structure with one class, the Reserve Class. As of 9/11/2007, the Fund is organized as a feeder fund in a master-feeder structure, with one class, the Reserve Class. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.




PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.


FEE TABLE
--------------------------------------------------------------------------------

  SHAREHOLDER FEES                                                      None

  ANNUAL OPERATING EXPENSES
  (% OF AVERAGE NET ASSETS)*
  These are deducted from Fund assets,
  so you pay them indirectly

  Management fees**                                                     0.33
  Distribution (12b-1) fees                                             None
  Other expenses                                                        0.07

--------------------------------------------------------------------------------
  Total annual operating                                                0.40
  expenses***

--------------------------------------------------------------------------------
  Minus: Management Fee                                                 0.17
  Reimbursement or Waiver
--------------------------------------------------------------------------------
  Net Expenses****                                                      0.23
--------------------------------------------------------------------------------


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  Expenses                       $24       $74       $170      $453
--------------------------------------------------------------------------------



* The table includes costs paid by the Portfolio and its share of master portfolio costs. For more information on master-feeder funds, see "Fund Structure" on page 21. The figures in the table are based on last year's expenses except as noted in footnote ****.

**  "Management fees" include investment management and administration fees.

*** Neuberger Berman Management Inc. ("NBMI") has voluntarily agreed to reimburse or waive certain expenses of the Fund, so that the total annual operating expenses of the Fund are limited to 0.20% of average net assets. NBMI expects that in the future it may voluntarily reimburse or waive certain expenses of the Fund, so that total annual operating expenses of the fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Fund.

****The fee table has been restated to reflect that, effective for the Fund on 9/11/2007, NBMI contractually agreed to forgo current payment of fees and/or reimburse the master series in which the Fund invests so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2011. The master series has agreed that it will repay NBMI for fees and expenses forgone or reimbursed provided that repayment does not cause the master series' investment management fee to exceed 0.08% of its average daily net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2005. Previously, Mr. Furrer managed Funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the period ended 3/31/2008, the management/administration fees paid to the Manager by the Fund were 0.16% of average net assets after any reimbursements or waivers.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PERIOD-ENDED
YEAR ENDED OCTOBER 31,                                                       2006(1)         2007      3/31/2008(2)
------------------------------------------------------------------------------------------------------------------------------------
 Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

 Share price (NAV) at beginning of period                                     1.0000         1.0001        1.0000

 PLUS:                    Income from investment operations
                          Net investment income                               0.0287         0.0361        0.0125
                          Net gains/losses -- realized                        0.0001       (0.0000)        0.0002
                          Subtotal: income from investment operations         0.0288         0.0361        0.0127

 MINUS:                   Distributions to shareholders
                          Income dividends                                    0.0287         0.0361        0.0125
                          Capital gain distributions                             --          0.0001           --
                          Subtotal: distributions to shareholders             0.0287         0.0362        0.0125

 EQUALS:                  Share price (NAV) at end of period                  1.0001         1.0000        1.0002


 RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
 The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain reimbursement and/or waiver and/or expense offset arrangements had not been in effect.

 NET EXPENSES -- ACTUAL                                                       0.16(3)        0.16          0.17(3)

 GROSS EXPENSES(4)                                                            0.53(3)        0.42          0.40(3)

 EXPENSES(5)                                                                  0.17(3)        0.17          0.17(3)

 NET INVESTMENT INCOME -- ACTUAL                                              3.28(3)        3.61          3.01(3)

 OTHER DATA
------------------------------------------------------------------------------------------------------------------------------------
 Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

 TOTAL RETURN (%)(6)                                                          2.90(7)        3.68          1.26(7)

 NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                        170.5          479.1         360.6
------------------------------------------------------------------------------------------------------------------------------------



As of 9/11/2007, the Fund became organized as a feeder fund in a master-feeder structure. All of the above figures have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Period from 12/19/2005 (beginning of operations) to 10/31/2006.

(2) Period from 11/1/2007 to 3/31/2008.

(3) Annualized.

(4) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(5) Shows what this ratio would have been if there had been no expense offset arrangements.

(6) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fees.

(7) Not annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LEHMAN BROTHERS TAX-FREE MONEY FUND                        Ticker Symbol: LBTXX
--------------------------------------------------------------------------------



GOAL & STRATEGY


THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Fund also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The Portfolio Managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.


Based on their analysis, the managers invest the Fund's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.


With respect to 20% of its assets, the Fund may invest in taxable securities, the interest income on which is subject to local, state and federal income tax or is a tax preference item for federal alternative minimum tax purposes.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.


TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.


OTHER RISKS


ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE


The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------

1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
--------------------------------------------------------------------------------
                                                                3.33    3.53
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]



     BEST QUARTER: Q2 '07, 0.90%
     WORST QUARTER: Q1 '06, 0.73%
     Year-to-date performance as of 6/30/2008: 1.13%

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                             SINCE INCEPTION
                                  1 YEAR      (12/19/2005)
--------------------------------------------------------------------------------
  Tax-Free Money Fund               3.53          3.44
--------------------------------------------------------------------------------

* For the period from the Fund's inception through 9/10/2007, the Fund was organized in a single-tier multiple class structure with one class, the Reserve Class. As of 9/11/2007, the Fund is organized as a feeder fund in a master-feeder structure, with one class, the Reserve Class. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.




PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.


FEE TABLE
--------------------------------------------------------------------------------

  SHAREHOLDER FEES                                                          None
  ANNUAL OPERATING EXPENSES
  (% OF AVERAGE NET ASSETS)*
  These are deducted from Fund assets,
  so you pay them indirectly

  Management fees**                                                         0.28
  Distribution (12b-1) fees                                                 None
  Other expenses                                                            0.03
  ------------------------------------------------------------------------------
  Total annual operating expenses***                                        0.31
  ------------------------------------------------------------------------------
  Minus: Management Fee                                                     0.12
  Reimbursement or Waiver
  ------------------------------------------------------------------------------
  Net Expenses****                                                          0.19
--------------------------------------------------------------------------------



EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



--------------------------------------------------------------------------------
                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  Expenses                     $19      $61       $136       $356
--------------------------------------------------------------------------------



* The table includes costs paid by the Portfolio and its share of master portfolio costs. For more information on master-feeder funds, see "Fund Structure" on page 21. The figures in the table are based on last year's expenses except as noted in footnote ****.

**  "Management Fees" include investment management and administration fees.

*** Neuberger Berman Management Inc. ("NBMI") has voluntarily agreed to reimburse or waive certain expenses of the Fund, so that the total annual operating expenses of the Fund are limited to 0.20% of average net assets. NBMI expects that in the future it may voluntarily reimburse or waive certain expenses of the Fund, so that total annual operating expenses of the Fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Fund.

****The fee table has been restated to reflect that, effective for the Fund on 9/11/2007, NBMI contractually agreed to forgo current payment of fees and/or reimburse the master series in which the Fund invests so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2011. The master series has agreed that it will repay NBMI for fees and expenses forgone or reimbursed provided that repayment does not cause the master series' investment management fee to exceed 0.08% of its average daily net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.



--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2005. Previously, Mr. Furrer managed Funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the period ended 3/31/2008, the management/administration fees paid to the Manager by the Fund were 0.16% of average net assets after any reimbursements or waivers.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated October 31, 2007.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PERIOD-ENDED
YEAR ENDED OCTOBER 31,                                                       2006(1)         2007      3/31/2008(2)
------------------------------------------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)

 Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

 Share price (NAV) at beginning of period                                     1.0000         1.0000        1.0000

 PLUS:                    Income from investment operations
                          Net investment income                               0.0282         0.0350        0.0120
                          Net gains/losses -- realized                        0.0000         0.0000        0.0004
                          Subtotal: income from investment operations         0.0282         0.0350        0.0124

 MINUS:                   Distributions to shareholders
                          Income dividends                                    0.0282         0.0350        0.0120
                          Capital gain distributions                          --             0.0000        --
                          Subtotal: distributions to shareholders             0.0282         0.0350        0.0120

 EQUALS:                  Share price (NAV) at end of period                  1.0000         1.0000        1.0004

 RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
 The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain reimbursement and/or waiver and/or expense offset arrangements had not been in effect.

 NET EXPENSES -- ACTUAL                                                       0.17(3)        0.18          0.19(3)

 GROSS EXPENSES(4)                                                            0.36(3)        0.33          0.30(3)

 EXPENSES(5)                                                                  0.19(3)        0.19          0.19(3)

 NET INVESTMENT INCOME -- ACTUAL                                              3.30(3)        3.51          2.84(3)

 OTHER DATA
------------------------------------------------------------------------------------------------------------------------------------
 Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

 TOTAL RETURN (%)(6)                                                          2.86(7)        3.56          1.21(7)

 NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                     1,165.1          1,753.3       2,034.2
------------------------------------------------------------------------------------------------------------------------------------



As of 9/11/2007, the Fund became organized as a feeder fund in a master-feeder structure. All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Period from 12/19/2005 (beginning of operations) to 10/31/2006.

(2) Period from 11/1/2007 to 3/31/2008.

(3) Annualized.

(4) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(5) Shows what this ratio would have been if there had been no expense offset arrangements.

(6) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fees.

(7) Not annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 YOUR INVESTMENT
--------------------------------------------------------------------------------

ELIGIBLE ACCOUNTS

The Funds offer their Reserve Class shares for purchase by investors directly and through investment providers. Reserve Class shares are also available as cash sweep vehicles for certain institutional investors. The Reserve Class has a minimum initial investment of $1 million.

The Reserve Class shares of each of the Funds described in this prospectus are also available to other accounts managed by Lehman Brothers or its affiliates and other investment providers.

The fees and policies outlined in this prospectus are set by each of the Funds described in this prospectus and by Neuberger Berman Management Inc. ("NBMI"). However, most of the information you will need for managing your investment will come from Lehman Brothers, Neuberger Berman or from your investment provider. This includes information on how to buy and sell Reserve Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.


MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The Funds offer their Reserve Class shares as cash sweep vehicles for investment advisory, brokerage and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars.

The Funds are designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances in an eligible account are automatically invested in Fund shares on a daily basis. These amounts include proceeds of securities sold in your account.


PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER


WHEN YOU BUY SHARES -- Instructions for buying shares directly from NBMI are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or through an investment provider. Whenever you make an initial investment in one of the Funds or add to an existing account, you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through Lehman Brothers or through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.

Purchase orders are deemed "accepted" when the Funds' transfer agent has received your payment for the shares. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System ("Federal Reserve") (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Normally, for the Funds, dividends are first earned or accrued the day your purchase order is accepted.

WHEN YOU SELL SHARES -- If you bought your shares directly from NBMI, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Funds' transfer agent receives your order to sell. Fund investors whose order to sell shares is accepted before 3:00 p.m. will not receive dividends on the day of the sale.

--------------------------------------------------------------------------------

In some cases, when you purchase shares directly from NBMI or from an investment provider, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If your account falls below the minimum initial investment level of $1 million, the Funds have the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a Fund's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.


STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one fund to the same class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o   both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved.

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent the same business day your sell order is executed, and nearly always within seven business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

The Funds do not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Funds reserve the right to:

o   suspend the offering of shares

o   reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o   change, suspend, or revoke the exchange privilege

o   suspend the telephone order privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders


o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market is closed

--------------------------------------------------------------------------------

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve, or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.


MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT, EXCHANGE PRIVILEGES OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


INVESTMENT PROVIDERS

THE RESERVE CLASS SHARES OF THE FUNDS AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF EITHER FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO THE SAME CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS


NBMI AND/OR ITS AFFILIATES PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NBMI AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH

--------------------------------------------------------------------------------

PAYMENTS BY NBMI OR ITS AFFILIATES WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.



INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF OR AS YOUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.


MARKET TIMING POLICY

In light of the nature and high quality of the Funds' investments and their investment strategy to maintain a stable share price, the market-timing policies adopted by the Funds' Trustees that are applicable to other funds in the fund family are generally not applicable with respect to frequent purchases, exchanges and redemptions of the Funds' shares ("market-timing activities"). It is expected that the Funds will be used by shareholders for short-term investing and by certain selected accounts utilizing the Funds as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege in order to combat such activities.



PORTFOLIO HOLDINGS POLICY

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information.


The complete portfolio holdings for each Fund are available at https://www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html. Daily holdings will be posted on the following business day.

Each Fund's complete portfolio holdings will remain available at www.lehmanam.com until the subsequent day's holdings have been posted. Complete holdings for each Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

--------------------------------------------------------------------------------

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.


BUYING SHARES


METHOD                     THINGS TO KNOW                                    INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------------
WIRING MONEY               A wire for a first investment must be for at      Before wiring any money, call 888-556-9030
                           least $1 million; if your balance should fall     for an order confirmation
                           below this amount, we reserve the right to        Have your financial institution send your wire
                           request that you bring your balance back          to State Street Bank and Trust Company
                           up to the minimum. If you have not done
                           so within 60 days, we may close your              Include your name, the fund name, your
                           account and send you the proceeds by              account number and other information as
                           wire.                                             requested
----------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM ANOTHER    An exchange for a first investment must be        Call 888-556-9030 to place your order
FUND                       for at least $1 million

                           Both accounts involved must be registered in the same name, address and taxpayer identification number

                           An exchange order cannot be cancelled or
                           changed once it has been placed
----------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE               We do not accept phone orders for a first         Call 888-556-9030 to notify us of your
                           investment                                        purchase

                           Additional shares will be purchased upon          Immediately follow up with a wire
                           receipt of your money by our transfer agent

                           Not available on retirement accounts
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELLING SHARES




METHOD                     THINGS TO KNOW                                  INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER        We will wire the proceeds to the bank           Send us a letter requesting us to sell shares
                           account designated on your application          signed by all registered owners; include your
                                                                           name, account number, the fund name, the
                           You may need a Medallion signature              dollar amount or number of shares you want
                           guarantee                                       to sell, and any other instructions

                           Please also supply us with your e-mail
                           address and daytime telephone number            If regular first-class mail, send to:
                           when you write to us in the event we need       Lehman Brothers Funds
                           to reach you                                    Boston Service Center
                                                                           P.O. Box 8403
                                                                           Boston, MA 02266-8403

                                                                           If express delivery, registered mail, or certified
                                                                           mail, send to:
                                                                           Lehman Brothers Funds
                                                                           c/o State Street Bank and Trust Company
                                                                           30 Dan Road
                                                                           Canton, MA 02021
----------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX           For amounts of up to $250,000                   Write a request to sell shares as described
                                                                           above
                           Not available if you have changed the
                           address on the account in the past 15 days      Call 888-556-9030 to obtain the appropriate
                                                                           fax number
----------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER      All phone orders to sell shares must be for     Call 888-556-9030 to place your order
                           at least $1,000 unless you are closing out
                           an account                                      Give your name, account number, the fund
                                                                           name, the dollar amount or number of
                           Not available if you have declined the          shares you want to sell, and any other
                           phone option                                    instructions

                           Not available if you have changed the
                           address on the account in the past 15 days
----------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO ANOTHER    Both accounts must be registered in the         Call 888-556-9030 to place your order
FUND                       same name, address and taxpayer
                           identification number

                           An exchange order cannot be cancelled or
                           changed once it has been placed
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARE PRICES

Because Reserve Class shares of these Funds do not have sales charges, the price you pay for each share of a Fund is the net asset value per share. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Funds generally are open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares normally will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Funds may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.lehmanam.com.


In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. Each Fund calculates its share price as of 3:00 p.m. on business days. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day.


SHARE PRICE CALCULATIONS

THE PRICE OF RESERVE CLASS SHARES OF A FUND IS THE TOTAL VALUE OF THE FUND ASSETS ATTRIBUTABLE TO THE RESERVE CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF RESERVE CLASS SHARES OUTSTANDING. EACH FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH FUND USES A CONSTANT AMORTIZATION
METHOD.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each Fund pays out to shareholders its net investment income and any net realized capital gains it earns. Ordinarily, each Fund declares income dividends (which may include the excess of net short-term capital gain over net long-term capital loss ("short-term gain"), if any) at approximately 4:00 p.m., Eastern time, on each business day and pays them monthly. The Funds do not anticipate making any distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss).

Each Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments are made to future days' income dividends.

Unless you designate otherwise, your income dividends from a Fund will be reinvested in additional Reserve Class shares of that Fund. However, if you prefer, you may receive all distributions in cash. Distributions taken in cash can be sent to you by wire to a designated bank account or invested in Reserve Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in additional Reserve Class Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -- The part of a Fund's income dividends that is designated as "exempt-interest dividends" -- (essentially, the part of its distributions equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions) -- is excludable from its shareholders' gross income for those purposes. Accordingly, shares of the Funds are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

--------------------------------------------------------------------------------

Distributions of net investment income (other than exempt-interest dividends) and short-term gain are generally taxed as ordinary income. None of the Funds' distributions will be attributable to "qualified dividend income", which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions other than exempt-interest dividends generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31st.

Any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of a Fund's income dividends may be a tax preference item for purposes of the federal alternative minimum tax. A Fund may invest in securities or use techniques that produce taxable income; your statement will identify any dividends attributable to such income.


HOW SHARE TRANSACTIONS ARE TAXED -- Shareholders that sell shares of a Fund will not realize a taxable gain or loss as long as the Fund maintains a share price of $1.00.


TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON TAXABLE FUND DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


FUND STRUCTURE

Each Fund uses a "master-feeder" structure.


Rather than investing directly in securities, each Fund is a "feeder fund," meaning that it invests in a corresponding "master series." Each master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Fund" to mean each feeder fund and the master series in which it invests.


For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.


Each Fund also uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Reserve Class shares of the Funds.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

LEHMAN BROTHERS INCOME FUNDS

RESERVE CLASS SHARES
o   No load, sales charges or 12b-1 fees

If you would like further details on these Funds, you can request a free copy of the following documents:


SHAREHOLDER REPORTS. The shareholder reports offer information about each Fund's recent performance, including:
o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance
o   Fund performance data and financial statements

o   portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Fund, including:
o   various types of securities and practices, and their risks
o   investment limitations and additional policies

o   information about each Fund's management and business structure.



The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Institutional Support Services: 888-556-9030
Website: www.lehmanam.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION,100 F STREET N.E., WASHINGTON, D.C. 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

SEC file number 811-3802
F0466 07/08

NEUBERGER BERMAN
GOVERNMENT MONEY FUND

INVESTOR CLASS SHARES

[GRAPHIC OMITTED]



Prospectus July 29, 2008




LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

CONTENTS

NEUBERGER BERMAN GOVERNMENT MONEY FUND

INVESTOR CLASS SHARES
Neuberger Berman Government Money Fund.......................................2


YOUR INVESTMENT

Share Prices.................................................................8

Privileges and Services......................................................9

Distributions and Taxes......................................................9

Maintaining Your Account....................................................11

Buying Shares...............................................................15

Selling Shares..............................................................16

Market Timing Policy........................................................17

Portfolio Holdings Policy...................................................17

Fund Structure..............................................................18



THIS FUND:

o is designed for investors seeking capital preservation, liquidity and income
o offers you the opportunity to participate in financial markets through a professionally managed money market portfolio
o carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.

o uses a master-feeder structure, meaning that rather than investing directly in securities, the Fund invests in a "master portfolio"; see page 18 for information on how it works. In this prospectus we have used the word "Fund" to include the Fund and the master series in which it invests.



--------------------------------------------------------------------------------
"Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c)2008 Neuberger Berman Management Inc. All rights reserved.
(c)2008 Lehman Brothers Asset Management LLC. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NEUBERGER BERMAN GOVERNMENT MONEY FUND                 Ticker Symbol: NBGXX
--------------------------------------------------------------------------------


GOAL & STRATEGY

THE FUND SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Fund invests in securities issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Fund seeks to maintain a stable $1.00 share price. A portion of the Fund's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. government or certain of its agencies (but not income derived from repurchase agreements on those securities).


The Portfolio Managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the Portfolio Managers invest the Fund's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE FUND MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.


STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE FUND'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE FUND THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

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MAIN RISKS

Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well.

The Fund's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis. Over time, the Fund may produce lower returns than bond or stock investments. Although the Fund's average yield has outpaced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on Fund distributions.


Not all securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.



OTHER RISKS


ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE SECURITIES IN THE FUND'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

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PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

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1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
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4.65    4.19    5.40    3.67    1.36    0.67    0.74    2.75    4.57    4.79
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                               [GRAPHIC OMITTED]



     BEST QUARTER: Q4 '00, 1.41%

     WORST QUARTER: Q1 '04 & Q2 '04, 0.13%

     Year-to-date performance as of 6/30/2008: 1.33%
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AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07


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                                        1 YEAR   5 YEARS   10 YEARS
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  Government Money Fund                  4.79     2.69      3.26
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* For the period from the Fund's inception through 2/9/2001, the Fund was organized as a feeder fund in a master-feeder structure. As of 2/10/2001, the Fund was organized in a single-tier, multiple class structure with one class, the Investor Class. As of 2/28/2007, the Fund is organized as a feeder Fund in a master-feeder structure, with one class, the Investor Class, and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.




PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

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INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.


FEE TABLE


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  SHAREHOLDER FEES                                                      None

  ANNUAL OPERATING EXPENSES
  (% OF AVERAGE NET ASSETS)*
  These are deducted from Fund assets,
  so you pay them indirectly

  Management fees**                                                     0.35
  Distribution (12b-1) fees                                             None
  Other expenses                                                        0.07
  ------------------------------------------------------------------------------
  Total annual operating expenses                                       0.42
  ------------------------------------------------------------------------------
  Minus: Expense reimbursement or waiver                                0.00
  ------------------------------------------------------------------------------
  Net expenses***                                                       0.42
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EXPENSE EXAMPLE


The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.




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                        1 YEAR          3 YEARS          5 YEARS        10 YEARS
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  Expenses               $43             $135             $235            $530
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* The table includes costs paid by the Fund and its share of master portfolio costs. For more information on master-feeder funds, see "Fund Structure" on page 18. The figures in the table are based on last year's expenses.


**  "Management fees" includes investment management and administration fees.


*** Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund through 3/31/2011, so that the total annual operating expenses of that class are limited to 0.45% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Investor Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.45% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.


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PORTFOLIO MANAGERS

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management LLC. Prior to joining Lehman Brothers Asset Management LLC in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

ERIC D. HIATT, Senior Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2003. Previously, Mr. Hiatt was a portfolio manager with another investment adviser managing short-term and money market portfolios.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. Prior to February 27, 2007, Neuberger Berman, LLC served as sub-adviser to the Fund. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the most recently completed fiscal period ended 3/31/2007, the management/administration fees paid to Neuberger Berman Management Inc. by the Fund were 0.35% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's semi-annual report to shareholders dated September 30, 2007.

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FINANCIAL HIGHLIGHTS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          YEAR-ENDED
YEAR ENDED OCTOBER 31,                                                  2003       2004    2005       2006    2007(1)      3/31/2008
------------------------------------------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)

 Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

 Share price (NAV) at beginning of period                              1.0000      1.0000   1.0000    1.0000   1.0000       1.0000

 PLUS:                    Income from investment operations
                          Net investment income                        0.0078      0.0060   0.0230    0.0429   0.0200       0.0430
                          Net gains/losses -- realized                 0.0000      0.0000  (0.0000)   0.0000) (0.0000)      0.0002
                          Subtotal: income from investment
                          operations                                   0.0078      0.0060   0.0230    0.0429   0.0200       0.0432

 MINUS:                   Distributions to shareholders
                          Income dividends                             0.0078      0.0060   0.0230    0.0429   0.0200       0.0430
                          Capital gain distributions                   0.0000      0.0000     --        --       --            --
                          Subtotal: distributions to shareholders      0.0078      0.0060   0.0230    0.0429   0.0200       0.0430

 EQUALS:                  Share price (NAV) at end of period           1.0000      1.0000   1.0000    1.0000   1.0000       1.0002


 RATIOS (% OF AVERAGE NET ASSETS)
 -----------------------------------------------------------------------------------------------------------------------------------

 The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

 NET EXPENSES -- ACTUAL                                                  0.45        0.49     0.47     0.45    0.47(2)       0.42
 GROSS EXPENSES                                                          0.57(3)     0.58(3)  0.49(3)  0.47(3) 0.48(2)(3)    0.42
 EXPENSES(4)                                                             0.45        0.49     0.48     0.46    0.47(2)       0.42
 NET INVESTMENT INCOME -- ACTUAL                                         0.78        0.57     2.25     4.26    4.78(2)       4.09


 OTHER DATA
 -----------------------------------------------------------------------------------------------------------------------------------
 Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

 TOTAL RETURN (%)                                                      0.78(5)     0.61(5)  2.33(5)   4.38(5)  2.01(5)(6)     4.39

 NET ASSETS AT END OF PERIOD (IN MILLIONS OF
 DOLLARS)                                                             1,078.3       454.7    409.3     295.9    264.9        462.3
 -----------------------------------------------------------------------------------------------------------------------------------



As of 2/28/2007, the Fund was organized as a feeder fund in a master-feeder structure. All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).


(1) Period from 11/1/2006 to 3/31/2007.

(2) Annualized

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(6) Not Annualized

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 YOUR INVESTMENT
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SHARE PRICES

Because Investor Class shares of the Fund do not have sales charges, the price you pay for each share of the Fund is its net asset value. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.


The Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares normally will not be priced on those days or other days the Exchange is closed. Because fixed income securities trade in markets outside the Exchange, the Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com.

The Fund is also closed for business on days the Federal Reserve Wire System ("Federal Reserve") is closed. The Federal Reserve is closed on all national holidays, Columbus Day, and Veterans Day. Fund shares normally will not be priced on those days or any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, orders must be received by the earlier of 12:00 noon, Eastern time, or the markets' earlier closing times in order to be processed that day; orders to purchase or sell shares received in good order after 12:00 noon, Eastern time, and before such earlier closing times will be processed the following business day at the share price calculated on the day your order was received.


Orders to purchase or sell shares will go through at the next share price to be calculated after your order has been received, provided that, in the case of purchase orders, payment is received in a timely fashion (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. On each business day, the Fund calculates its share price at 5:00 p.m., Eastern time. Orders to purchase or sell shares must be received in good order by 12:00 noon, Eastern time, in order to be processed that day; orders to purchase or sell shares received in good order after 12:00 noon and by 5:00 p.m., Eastern time, will be processed the following business day at the share price calculated on the day your order was received. If you use an investment provider, you should check with it to find out by what time your order must be received by your investment provider so that it can be processed the same day. Depending on when it accepts orders, it's possible that the Fund's share price could change on days when you are unable to buy or sell shares.


SHARE PRICE CALCULATIONS

THE PRICE OF AN INVESTOR CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS ATTRIBUTABLE TO INVESTOR CLASS SHARES MINUS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INVESTOR CLASS SHARES OUTSTANDING.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES A CONSTANT AMORTIZATION METHOD IN AN EFFORT TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00. ALTHOUGH THERE CAN BE NO ASSURANCE, THE FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

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PRIVILEGES AND SERVICES

As a Neuberger Berman fund shareholder, you have access to a range of services to make investing easier:

SYSTEMATIC WITHDRAWALS. This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time.

ELECTRONIC BANK TRANSFERS. When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS. At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(R). Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. The Fund pays out to shareholders its net investment income and any net realized capital gains it earns. The Fund ordinarily declares income dividends at approximately 4:00 p.m., Eastern time on each business day, and pays them monthly, and any net short-term capital gains normally are paid annually in December. The Fund does not anticipate making any long-term capital gain distributions.

The Fund's income dividends are based on its estimated daily net income. To the extent actual net income differs from the estimated amount, adjustments are made to future days' income dividends.


Unless you designate otherwise, your income dividends from the Fund will be reinvested in additional Investor Class Fund shares. However, if you prefer you may receive all dividends in cash. Dividends taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in Investor Class shares of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish your dividends to be reinvested in additional Investor Class Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares, in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.


Fund distributions to Roth IRAs, other individual retirement accounts ("IRAs"), qualified retirement plans and other tax-exempt investors (collectively "exempt investors") generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.


Distributions of net income and short-term gain are taxed as ordinary income. It is not expected that any of the Fund's distributions will be attributable to "qualified dividend income," which is subject to a 15% maximum federal income tax rate for individual shareholders.

In general, a portion of the income dividends from the Fund is free from state and local income taxes.

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HOW SHARE TRANSACTIONS ARE TAXED. When a tax-exempt investor sells (redeems) Fund shares in its account, there are no tax consequences to the investor. For other shareholders, a sale (redemption) of a Fund's shares will not result in a taxable gain or loss as long as the Fund maintains a share price of $1.00.



TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PRECEDING YEAR AND SHOWS THEIR TAX STATUS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS IF YOU ARE (1) AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND OR (2) SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

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MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES. Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

Orders to purchase or sell shares of the Fund will be processed at the next share price to be calculated after your order has been received, provided that, in the case of purchase orders, your payment is received in a timely fashion. Neuberger Berman Management Inc. will process purchase orders on the day received if your order is received by 12:00 noon, Eastern time, and payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time) that day; if your purchase order is received after 12:00 noon, Eastern time, payment must be received by the close of the Federal Reserve Wire System on the following business day and your order will be processed on that day. Investors whose purchase orders are received by 12:00 noon, Eastern time, and converted to "federal funds" before 6:00 p.m., Eastern time that day, will earn a dividend the same day; investors whose purchase orders are received after 12:00 noon, Eastern time, and converted to "federal funds" by 6:00 p.m., Eastern time, the following business day, will first become shareholders and earn a dividend the business day after the order is received.

WHEN YOU SELL SHARES. If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. Redemption orders are deemed "accepted" when the Fund's transfer agent receives your order to sell. Investors who place an order to sell shares before 12:00 noon, Eastern time, will not receive dividends on the day of the sale.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees"). These cases include:

o   when selling more than $50,000 worth of shares

o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole.

UNCASHED CHECKS. We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

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WHEN YOU EXCHANGE SHARES. You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o   both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery. You may also use FUNDfone(R) or visit our website at www.nb.com.

PROCEEDS FROM THE SALE OF SHARES. The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o   in unusual circumstances where the law allows additional time if needed

o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. If you lose a certificate, you will incur a fee before any transaction can be processed.

OTHER POLICIES.  Under certain circumstances, the Fund reserve the right to:

o   suspend the offering of shares

o   reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o   change, suspend, or revoke the exchange privilege

o   suspend the telephone order privilege

o satisfy an order to sell Fund shares with securities rather than cash, for very large orders

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard)

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o postpone payments for redemption requests received after 3:00 p.m., Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o   take orders to purchase or sell Fund shares when the Exchange is closed.


MEDALLION SIGNATURE GUARANTEES

A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC. YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES OF THE FUND

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


INVESTMENT PROVIDERS

THE INVESTOR CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION. IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/
OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

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BUYING SHARES

METHOD                     THINGS TO KNOW                                    INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK         Your first investment must be at least            Fill out the application and enclose your
                           $2,000                                            check

                           Additional investments can be as little as        If regular first-class mail, send to:
                           $  100                                            Neuberger Berman Funds
                                                                             Boston Service Center
                           We cannot accept cash, money orders,              P.O. Box 8403
                           starter checks, cashier's checks, travelers       Boston, MA 02266-8403
                           checks, or other cash equivalents
                                                                             If express delivery, registered mail, or certified
                           You will be responsible for any losses or         mail, send to:
                           fees resulting from a bad check; if               Neuberger Berman Funds
                           necessary, we may sell other shares               c/o State Street Bank and Trust Company
                           belonging to you in order to cover these          30 Dan Road
                           losses                                            Canton, MA 02021

                           All checks must be made out to
                           "Neuberger Berman Funds"; we cannot
                           accept checks made out to you or other
                           parties and signed over to us
------------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY               A wire for a first investment must be for at      Before wiring any money, call 800-877-9700
                           least $2,000                                      for an order confirmation

                           Wires for additional investments must be          Have your financial institution send your wire
                           for at least $1,000                               to State Street Bank and Trust Company and
                                                                             include your name, the Fund name, your
                                                                             account number and other information as
                                                                             requested
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM ANOTHER    An exchange for a first investment must be        Call 800-877-9700 to place your order
FUND                       for at least $2,000; additional investments
                           must be for at least $1,000                       To place an order using FUNDfone(R), call
                                                                             800-335-9366 or through www.nb.com
                           Both accounts involved must be registered
                           in the same name, address and taxpayer ID
                           number

                           An exchange order cannot be cancelled or
                           changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE               We do not accept phone orders for a first         Call 800-877-9700 to notify us of your
                           investment                                        purchase

                           Additional investments must be for at least       Immediately follow up with a wire or
                           $1,000                                            electronic transfer

                           Additional shares will be purchased when          To add shares to an existing account using
                           your order is accepted                            FUNDfone(R), call 800-335-9366 or you can
                                                                             use www.nb.com
                           Not available on retirement accounts
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC      All investments must be at least $100             Call 800-877-9700 for instructions
INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

SELLING SHARES

METHOD                   THINGS TO KNOW                                   INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER      Unless you instruct us otherwise, we will        Send us a letter requesting us to sell shares
                         mail your proceeds by check to the address       signed by all registered owners; include your
                         of record, payable to the registered             name, account number, the Fund name, the
                         owner(s)                                         dollar amount or number of shares you want
                                                                          to sell, and any other instructions
                         If you have designated a bank account on
                         your application, you can request that we        If regular first-class mail, send to:
                         wire the proceeds to this account; if the        Neuberger Berman Funds
                         total balance of all of your Neuberger           Boston Service Center
                         Berman Fund accounts is less than                P.O. Box 8403
                         $200,000, you will be charged an $8.00           Boston, MA 02266-8403
                         wire fee
                                                                          If express delivery, registered mail, or certified
                         You can also request that we send the            mail, send to:
                         proceeds to your designated bank account         Neuberger Berman Funds
                         by electronic transfer (ACH) without a fee       c/o State Street Bank and Trust Company
                                                                          30 Dan Road
                         You may need a Medallion signature               Canton, MA 02021
                         guarantee

                         Please also supply us with your e-mail
                         address and daytime telephone number
                         when you write to us in the event we need
                         to reach you
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX         For amounts of up to $50,000                     Write a request to sell shares as described
                                                                          above
                         Not available if you have changed the
                         address on the account in the past 15 days       Call 800-877-9700 to obtain the appropriate
                                                                          fax number
------------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER    All phone orders to sell shares must be for      Call 800-877-9700 to place your order
                         at least $1,000 unless you are closing out
                         an account                                       Give your name, account number, the Fund
                                                                          name, the dollar amount or number of
                         Not available if you have declined the           shares you want to sell, and any other
                         phone option or are selling shares in certain    instructions
                         retirement accounts (The only exception is
                         for those retirement shareholders who are        To place an order using FUNDfone(R), call
                         at least 59 1/2 or older and have their          800-335-9366 or visit www.nb.com
                         birthdates on file)

                         Not available if you have changed the
                         address on the account in the past 15 days
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO ANOTHER  All exchanges must be for at least $1,000        Call 800-877-9700 to place your order
FUND
                         Both accounts must be registered in the          To place an order using FUNDfone(R), call
                         same name, address and taxpayer ID number        800-335-9366 or visit www.nb.com

                         An exchange order cannot be cancelled or
                         changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC    For accounts with at least $5,000 worth of       Call 800-877-9700 for instructions
WITHDRAWALS              shares in them

                         Withdrawals must be at least $100
------------------------------------------------------------------------------------------------------------------------------------
BY CHECK                 Withdrawals must be for at least $250

                         Cannot include dividends accrued but not
                         yet posted to your account
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.


INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.

AS A NEUBERGER BERMAN FUNDS SHAREHOLDER, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERE (R). IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.


MARKET TIMING POLICY

In light of the nature and high quality of the Fund's investments and the investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Board of Trustees that are applicable to other funds in the fund family are generally not applicable with respect to market-timing activities of this Fund's shares. It is expected that the Fund will be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.


PORTFOLIO HOLDINGS POLICY

A description of policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Funds' Statement of Additional Information. The complete portfolio holdings for the Fund's master portfolio are available at www.lehman.com/lbilf under the heading "Institutional Liquidity Funds Portfolio Holdings". Daily holdings will be posted on the following business day.

The Fund's complete master portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent day's holdings have been posted. Complete holdings for the Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

--------------------------------------------------------------------------------

FUND STRUCTURE

The Fund uses a "master-feeder" structure. Rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Fund" to mean the Fund and the master portfolio in which it invests.

For reasons relating to costs or a change in investment goal, among others, the fund could switch to another master portfolio or decide to manage its assets itself.


The Fund also uses a "multiple class" structure. The Fund may offer one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class of the Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------


LEHMAN BROTHERS INCOME FUNDS


INVESTOR CLASS SHARES
o   No load, sales charges or 12b-1 fees

If you would like further details on this Fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. The shareholder reports offer information about the Fund's recent performance, including:
o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
o   Fund performance data and financial statements

o   portfolio holdings.



STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on the Fund, including:
o   various types of securities and practices, and their risks
o   investment limitations and additional policies

o   information about the Fund's management and business structure.


The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


OBTAINING INFORMATION
YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Website: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION,100 F STREET N.E., WASHINGTON, D.C. 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.


SEC file number 811-3802
H0175 07/08 49851

--------------------------------------------------------------------------------

                          LEHMAN BROTHERS INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        Investor and Reserve Class Shares


                               DATED July 29, 2008

                     Neuberger Berman GOVERNMENT MONEY Fund
                  Lehman Brothers NATIONAL MUNICIPAL MONEY Fund
                       Lehman Brothers TAX-FREE MONEY Fund



              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------

     Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund (formerly, National Municipal Money Fund) and Lehman Brothers TAX-FREE MONEY Fund (formerly, Tax-Free Money Fund) (each a "Fund"; collectively, the "Funds") offer shares pursuant to Prospectuses dated July 29, 2008 (each a "Prospectus", and collectively, the "Prospectuses").

     Each of Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund invests all of its net investable assets in GOVERNMENT Master Series, MUNICIPAL Master Series and TAX-EXEMPT Master Series (each, a "Master Series"), respectively, each a series of Institutional Liquidity Trust.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class. This SAI is not an offer to sell any shares of any class of the Funds. A written offer can be made only by a prospectus.

     The Prospectus for your share class provides more information about the Funds that you should know before investing. You should read that Prospectus carefully before investing.

     The Funds' and Master Series' financial statements, notes thereto and the reports of their independent registered public accounting firms are incorporated by reference from the Funds' annual report to shareholders into (and are therefore legally part of) this SAI.

     You can get a free copy of the Prospectus for your share class or annual report from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

     No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

     "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2008 Neuberger Berman Management Inc. All rights reserved.

(C)2008 Lehman Brothers Asset Management LLC. All rights reserved.

(C)2008 Lehman Brothers.  All rights reserved.

                                TABLE OF CONTENTS
                                -----------------


INVESTMENT INFORMATION.........................................................1
        Investment Policies and Limitations....................................1
        Cash Management and Temporary Defensive Positions
          (All Master Series)..................................................6
        Borrowing (All Master Series)..........................................6
        Additional Investment Information (All Master Series)..................6

CERTAIN RISK CONSIDERATIONS...................................................24

PERFORMANCE INFORMATION.......................................................24

TRUSTEES AND OFFICERS.........................................................24
        Information about the Board of Trustees...............................25
        Information about the Officers of the Trust...........................32

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................41
        Investment Manager and Administrator..................................41
        Management and Administration Fees....................................42
        Waivers and Reimbursements............................................44
        Sub-Adviser...........................................................45
        Investment Companies Managed..........................................46
        Codes of Ethics.......................................................47
        Management and Control of NB Management and Lehman Brothers
          Asset Management....................................................47

DISTRIBUTION ARRANGEMENTS.....................................................47

ADDITIONAL PURCHASE INFORMATION...............................................50
        Share Prices and Net Asset Value......................................50
        Automatic Investing...................................................50
        Financial Intermediaries..............................................51

VALUATION OF PORTFOLIO SECURITIES.............................................51

ADDITIONAL EXCHANGE INFORMATION...............................................51

ADDITIONAL REDEMPTION INFORMATION.............................................53
        Suspension of Redemptions.............................................53
        Redemptions in Kind...................................................53

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................54

ADDITIONAL TAX INFORMATION....................................................55
        Taxation of the Funds.................................................55

        Taxation of the Master Series.........................................56
        Taxation of the Fund's Shareholders (Neuberger Berman GOVERNMENT
        MONEY Fund)...........................................................58
        Taxation of the Funds' Shareholders (Lehman Brothers NATIONAL MUNICIPAL
          MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund).................58

PORTFOLIO TRANSACTIONS........................................................60
        Expense Offset Arrangement............................................62
        Proxy Voting..........................................................63

PORTFOLIO HOLDINGS DISCLOSURE.................................................64
        Portfolio Holdings Disclosure Policy..................................64
        Portfolio Holdings Disclosure Procedures..............................64
        Portfolio Holdings Approved Recipients................................65

REPORTS TO SHAREHOLDERS.......................................................66

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................66
        The Funds.............................................................66
        The Master Series.....................................................67

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS................................69

LEGAL COUNSEL.................................................................70

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................70

REGISTRATION STATEMENT........................................................71

FINANCIAL STATEMENTS..........................................................71

APPENDIX A -- RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER................A-1

                             INVESTMENT INFORMATION

     Each of Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund is a separate operating series of Lehman Brothers Income Funds (formerly, Neuberger Berman Income Funds) ("Trust"), a Delaware statutory trust since December 29, 1992, that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

     Each Fund seeks its investment objective by investing all of its net investable assets in a separate operating series (each, a "Master Series") of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Master Series, in turn, invests in securities in accordance with an investment objective, policies and limitations identical to those of the Fund that invests therein. (A Fund and the Master Series in which it invests are referred to herein as "corresponding"; and the Trust and Master Trust are together referred to as the "Trusts.") Each Master Series is advised by NB Management and sub-advised by Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").

     The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund and each Master Series. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and each Master Series are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of the Master Trust ("Master Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Master Series may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Fund or Master Series represented at a meeting at which more than 50% of the outstanding Fund or Master Series shares are represented, or

     (2) a majority of the outstanding shares of the Fund or Master Series.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Master Series, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     NB Management has delegated day-to-day management of each Master Series to Lehman Brothers Asset Management. Throughout this SAI, the term "Manager" is used to refer to NB Management or Lehman Brothers Asset Management, as appropriate.

Investment Policies and Limitations
-----------------------------------

     Each Fund has the following fundamental investment policy, to enable it to invest in a Master Series:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     A Fund's policy on "Investments in Any One Issuer" does not limit its ability to invest up to 100% of its total assets in a master series with the same investment objective, policies and limitations as the Fund.

     All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Master Series. Therefore, although the following discusses the investment policies and limitations of each Master Series, it applies equally to each corresponding Fund.

     Each Master Series determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7").

     Also, for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Master Series. If events subsequent to a transaction result in a Master Series exceeding the percentage limitation on borrowing or illiquid securities, the Manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The following investment policies and limitations are fundamental and apply to GOVERNMENT Master Series:

     1.  BORROWING.  The Master  Series may not borrow  money,  except  that the
Master Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Master Series may borrow from any person for temporary purposes in an amount not exceeding 5% of the Master Series' total assets at the time the loan is made.

     2. COMMODITIES AND REAL ESTATE. The Master Series may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Ginnie Mae (also known as Government National Mortgage Association or GNMA).

     3. LENDING. The Master Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Master Series can (i) purchase debt securities and (ii) engage in repurchase agreements.

     4. INDUSTRY CONCENTRATION. The Master Series may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities") or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

     5. DIVERSIFICATION. The Master Series may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Master Series is subject to the diversification requirements under Rule 2a-7 under the 1940 Act ("Rule 2a-7").)

     6. SENIOR SECURITIES. The Master Series may not issue senior securities, except as permitted under the 1940 Act.

     7. UNDERWRITING. The Master Series may not underwrite securities of other issuers, except to the extent that the Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     8. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. The Master Series may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

     The following investment policies and limitations are fundamental and apply to MUNICIPAL Master Series and TAX-EXEMPT Master Series:

     1. BORROWING. Neither Master Series may borrow money, except that a Master Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Master Series' total assets, that Master Series will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES. Neither Master Series may purchase commodities or contracts thereon, but this restriction shall not prohibit each Master Series from purchasing the securities of issuers that own interests in any of the foregoing.

     3. INDUSTRY CONCENTRATION. Neither Master Series may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities, (ii) investments by a Master Series in CDs or banker's acceptances issued by domestic branches of U.S. banks, (iii) investments by a Master Series in municipal securities.

     4. DIVERSIFICATION. Neither Master Series may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities) or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Master Series is subject to the diversification requirements under Rule 2a-7.)

     5. LENDING. Neither Master Series may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. Neither Master Series may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Master Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7. SENIOR SECURITIES. Neither Master Series may issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. Neither Master Series may engage in the business of underwriting securities of other issuers, except to the extent that a Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     The non-fundamental investment policies and limitations of GOVERNMENT Master Series are as follows:

     1. BORROWING AND SECURITIES LENDING. The Master Series will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

     2. ILLIQUID SECURITIES. The Master Series may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

     3. INVESTMENTS IN ANY ONE ISSUER. The Master Series may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Master Series' total assets would be invested in the securities of that issuer.

     4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Master Series may not make any loans other than securities loans.

     5. MARGIN TRANSACTIONS. The Master Series may not purchase securities on margin from brokers or other lenders, except that the Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.

     The non-fundamental investment policies and limitations of MUNICIPAL Master Series and TAX-EXEMPT Master Series are as follows:

     1. GEOGRAPHIC CONCENTRATION. Neither Master Series will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

     2. ILLIQUID SECURITIES. Neither Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

     3. BORROWING. Neither Master Series intends to borrow, including any reverse repurchase agreements, an amount equal to more than 5% of its total assets, except for short-term credits to facilitate the clearance of redemptions.

     4. LENDING. Except for the purchase of debt securities, engaging in repurchase agreements and other customary uses, neither Master Series may make any loans other than securities loans.

     5. MARGIN TRANSACTIONS. Neither Master Series may purchase securities on margin from brokers or other lenders, except that a Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.

     SENIOR SECURITIES (ALL MASTER SERIES): The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short sales, futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

Cash Management and Temporary Defensive Positions (All Master Series)
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     For temporary defensive purposes, each Master Series may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper (except for GOVERNMENT Master Series), other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. These investments may produce taxable income and after-tax yields for TAX-EXEMPT Master Series and MUNICIPAL Master Series that are lower than the tax-equivalent yields available on municipal securities at the time.

     In reliance on an SEC exemptive rule, a Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude an investing Master Series from paying a sales charge, as defined in rule 2830(b) of the NASD Conduct Rules of the Financial Industry Regulatory Authority ("FINRA") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of those rules, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Master Series' investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

Borrowing (All Master Series)
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     If at any time borrowings exceed 33 1/3% of the value of a Master Series' total assets, that Master Series will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation.

Additional Investment Information (All Master Series)
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     Each Master Series may make the following investments, among others, some of which are part of the Master Series' principal investment strategies and some of which are not. The principal risks of each Master Series' principal investment strategies are discussed in the Prospectuses. A Master Series will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (E.G. repurchase agreements and securities lending) may produce taxable income for a Master Series.

U.S. GOVERNMENT AND AGENCY SECURITIES (ALL MASTER SERIES). "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.

     "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as Ginnie Mae, Fannie Mae (also known as the Federal National Mortgage
Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (also known as SLM Corp. and formerly known as the Student Loan Marketing Association), the Federal Home Loan Banks ("FHLB"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the U.S. Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

     U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

     GOVERNMENT Master Series may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of United States Treasury bills with comparable maturities.

     POLICIES AND LIMITATIONS. GOVERNMENT Master Series normally invests all of its assets in U.S. Government and Agency Securities and repurchase agreements relating to such securities. Neither GOVERNMENT Master Series nor Neuberger Berman GOVERNMENT MONEY Fund will change this strategy without providing shareholders at least 60 days' advance notice.

     MUNICIPAL Master Series and TAX-FREE Master Series have specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, each Master Series must invest according to its investment objective and policies.

     ILLIQUID SECURITIES. Generally, illiquid securities are securities that cannot be expected to be sold or disposed of within seven days at approximately the price at which they are valued by a Master Series. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless the Manager, acting pursuant to guidelines established by the Master Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Master Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by a Master Series may be subject to legal restrictions, which could be costly to it.

     POLICIES AND LIMITATIONS. No Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities.

     REPURCHASE AGREEMENTS (ALL MASTER SERIES). In a repurchase agreement, a Master Series purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Master Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. The Manager monitors the creditworthiness of sellers.

     Each Master Series may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Master Series may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Master Series may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Master Series' account by its custodian or a bank acting as the Master Series' agent.

     Government Master Series may only invest in repurchase agreements relating to U.S. Government and Agency Securities.

     SECURITIES LOANS (ALL MASTER SERIES). Each Master Series may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by the Manager, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Master Series. A Master Series may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Master Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Master Series or the borrower. A Master Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Master Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Manager believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Master Series can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. Each Master Series also can loan securities to Neuberger Berman and its affiliates

(other than NB Management), subject to the conditions of the SEC order. Each Master Series may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

        POLICIES AND LIMITATIONS. In order to realize income, each Master Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by the Manager. Borrowers are required continuously to secure their obligations to return securities on loan from a Master Series by depositing collateral in a form determined to be satisfactory by the Master Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. See the section entitled "Cash Management and Temporary Defensive Positions" for information on how the cash collateral may be invested. A Master Series does not count the collateral for purposes of any investment policy or limitation that requires that Master Series to invest specific percentages of its assets in accordance with its principal investment program.

        For GOVERNMENT Master Series, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, the Government Master Series does not currently intend to invest more than 20% of its total assets in securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

        RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL MASTER SERIES). A Master Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Master Series qualify under Rule 144A and an institutional market develops for those securities, a Master Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Master Series' illiquidity. The Manager, acting under guidelines established by the Master Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

        Where registration is required, a Master Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Master Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Master Series might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Master

Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities.

     COMMERCIAL PAPER (MUNICIPAL MASTER SERIES AND TAX-EXEMPT MASTER SERIES). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. A Master Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, the Manager may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Master Trustees.

     POLICIES AND LIMITATIONS. For MUNICIPAL Master Series and TAX-EXEMPT Master Series, to the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities. Each Master Series may invest only in commercial paper receiving the highest rating from Standard & Poor's ("S&P") (A-1) or Moody's Investors Service, Inc. ("Moody's") (P-1), or deemed by the Manager to be of equivalent quality.

     REVERSE REPURCHASE AGREEMENTS (ALL MASTER SERIES). In a reverse repurchase agreement, a Master Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Master Series' net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Master Series. The Manager monitors the creditworthiness of counter-parties to reverse repurchase agreements.

     A Master Series' investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Master Series generally will enter into a reverse repurchase agreement only if the Manager anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Master Series receives a large-scale redemption near 5:00 p.m., Eastern time, for GOVERNMENT Master Series, and 3:00 p.m., Eastern time, for TAX-EXEMPT Master Series or MUNICIPAL Master Series.

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of a Master Series' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Master Series will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Master Series' obligations under the agreement.

     GOVERNMENT Master Series may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. However, as an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

     BANKING AND SAVINGS INSTITUTION SECURITIES (MUNICIPAL MASTER SERIES AND TAX-EXEMPT MASTER SERIES). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which a Master Series invests typically are not covered by deposit insurance.

     A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     FINANCIAL SERVICES OBLIGATIONS (MUNICIPAL MASTER SERIES AND TAX-EXEMPT MASTER Series). Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field.

     CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Master Series invests typically are not covered by deposit insurance.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES (ALL MASTER SERIES). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (E.G., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (E.G., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Master Series' quality standards. Accordingly, in purchasing these securities, each Master Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Master Series can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Master Series to sell the security to the issuer or third party at a specified price. A Master Series may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     The Adjustable Rate Securities in which TAX-EXEMPT Master Series and MUNICIPAL Master Series invest are municipal obligations.

     POLICIES AND LIMITATIONS. Each Master Series may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

     For purposes of determining its dollar-weighted average maturity, each Master Series calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, each Master Series is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, the Manager considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

DESCRIPTION OF MUNICIPAL OBLIGATIONS (MUNICIPAL MASTER SERIES AND TAX-EXEMPT
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MASTER SERIES).
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     Municipal obligations are issued by or on behalf of states, the District of Columbia and U.S. territories and possessions and their political subdivisions, agencies and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds ("PABs"), which are issued by or on behalf of public authorities but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of PABs, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the obligations or insurers issuing insurance backing the obligations).

     The Master Series may purchase municipal securities that are secured by insurance or bank credit agreements. The credit quality of the companies that provide such credit enhancements will affect the value of those securities.
Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have moved the rating agencies to re-evaluate the capital adequacy of these insurers to reflect deterioration in the expected performance of the underlying transactions and called into question the insurers' continued ability to fulfill their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security, if rated, will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may become worthless. The insurance feature of a municipal security guarantees the full and timely payment of principal and interest through the life of an insured obligation. The insurance, however, does not guarantee the market value of the insured obligation or the net asset value of the Master Series shares represented by such insured obligation.

     As with other fixed income securities, an increase in interest rates generally will reduce the value of a Master Series' investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

     Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

     The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

     From time to time, federal legislation has affected the availability of municipal obligations for investment by a mutual fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. In that event, each Master Series would reevaluate its investment objective, policies, and limitations. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Master Series earned was taxable, that interest could be deemed taxable retroactive to the time the Master Series purchased the relevant security.

     Listed below are different types of municipal obligations:

     GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

     REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

     Most PABs are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

     RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

     MUNICIPAL LEASE OBLIGATIONS. These obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Master Series will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Master Series a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Master Series.

     MUNICIPAL NOTES.  Municipal notes include the following:

     1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

     2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.

     3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, including revenue made available under certain state aid funding programs. Such appropriation of revenue is generally accounted for in the state budgetary process.

     4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

     5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae or Ginnie Mae.

     6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by a state or local government or an agency thereof to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

     7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). Each Master Series can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

     TENDER OPTION BONDS. Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Master Series effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Manager considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade.

     YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS. Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

     Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Master Series' investments, whereas a decline in interest rates generally will increase that value. The ability of each Master Series to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which a Master Series invests (or, in the case of PABs, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

     POLICIES AND LIMITATIONS. As a fundamental policy, MUNICIPAL Master Series normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities. As a fundamental policy, TAX-EXEMPT Master Series normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities the interest income on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item"). Except as otherwise provided in the Prospectuses for the Funds and this SAI, each Master Series' investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectuses or in this SAI. The proportions in which each Master Series invests in various types of municipal obligations will vary from time to time.

     PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (MUNICIPAL AND TAX-EXEMPT MASTER SERIES). When a Master Series purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed-upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Master Series that terminates if the Master Series sells the obligations to a third party.

     The Master Series may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Master Series' ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Master Series may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

     Although each Master Series currently does not intend to invest in standby commitments, each reserves the right to do so. By enabling a Master Series to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Master Series to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

     Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Master Series is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of a Master Series' investment portfolio.

     POLICIES AND LIMITATIONS. Each Master Series will not invest in a standby commitment unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series will earn on the municipal obligations subject to the standby commitment will be exempt from federal income tax.

     No Master Series will acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Master Series will do so only to facilitate portfolio liquidity.

     PARTICIPATION INTERESTS (MUNICIPAL MASTER SERIES AND TAX-EXEMPT MASTER SERIES). The Master Series may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the Manager to be creditworthy. A Master Series has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Master Series currently intends to acquire participation interests, each reserves the right to do so in the future.

     POLICIES AND LIMITATIONS. Each Master Series will not purchase a participation interest unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series will earn on the municipal obligations in which it holds the participation interest will be exempt from federal income tax.

     MONEY MARKET FUNDS (ALL MASTER SERIES). Each Master Series may invest in the shares of money market funds that are consistent with its investment objective and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Master Series to bear proportionately the costs incurred by the other investment companies' operations. At the same time, a Master Series will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

     POLICIES AND LIMITATIONS. For cash management purposes, a Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. See "Cash Management and Temporary Defensive Positions."

     Otherwise, a Master Series' investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Series' total assets with respect to any one investment company and (iii) 10% of the Master Series' total assets in all investment companies in the aggregate.

     MORTGAGE-BACKED SECURITIES (GOVERNMENT MASTER SERIES). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. The Master Series may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

     Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

     Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Master Series may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Master Series use an approach that Lehman Brothers Asset Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Master Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

     Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a PRO RATA basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

     Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities.

     POLICIES AND LIMITATIONS. A Master Series may not purchase mortgage-backed securities that, in Lehman Brothers Asset Management's opinion, are illiquid if, as a result, more than 10% of the Master Series' net assets would be invested in illiquid securities. The Master Series may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES (MUNICIPAL MASTER SERIES AND TAX-EXEMPT MASTER SERIES). These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

     POLICIES AND LIMITATIONS. These investments are subject to each Master Series' quality, maturity, and duration standards. Each Master Series may not invest in foreign debt securities except for domestic municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the United States.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (ALL MASTER SERIES). These transactions involve a commitment by each Master Series to purchase securities that will be issued at a future date (ordinarily within two months, although a Master Series may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable a Master Series to "lock in" what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Master Series might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counter-party may fail to complete the sale of the security. If this occurs, a Master Series may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Master Series will enter into transactions with established counter-parties and the Manager will monitor the creditworthiness of such counter-parties.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Master Series' NAV starting on the date of the agreement to purchase the securities. Because a Master Series has not yet paid for the securities, this produces an effect similar to leverage. A Master Series does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Master Series is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Master Series' interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

     When-issued and delayed-delivery transactions may cause a Master Series to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

     POLICIES AND LIMITATIONS. A Master Series will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Master Series may dispose of or renegotiate a commitment after it has been entered into. A Master Series also may sell securities it has committed to purchase before those securities are delivered to the Master Series on the settlement date. The Master Series may realize capital gains or losses in connection with these transactions.

     When a Master Series purchases securities on a when-issued or delayed delivery basis, the Master Series will, until payment is made, deposit in a segregated account with its custodian, or designate on its records as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Master Series' purchase commitments. This procedure is designed to ensure that the Master Series maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     Neither MUNICIPAL Master Series nor TAX-EXEMPT Master Series may invest more than 10% of its total assets in when-issued securities.

     LEVERAGE (ALL MASTER SERIES). A Master Series may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Master Series' NAV. Although the principal of such borrowings will be fixed, a Master Series' assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Master Series. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Master Series will have to pay, that Master Series' total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Master Series will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Master Series' shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

     POLICIES AND LIMITATIONS. Each Master Series may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     GOVERNMENT Master Series, as an operating policy, will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate. GOVERNMENT Master Series may borrow up to 5% of its total assets for temporary purposes E.G., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33 1/3% limitation.

     ZERO COUPON SECURITIES. Each Master Series may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into account for tax purposes ratably by each Master Series prior to the receipt of any actual payments.

     Because each Master Series must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon securities) each year for federal income tax purposes, a Master Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -Taxation of the Funds."

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     RISKS OF FIXED INCOME SECURITIES (ALL MASTER SERIES). Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

     Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

     CALL RISK. Some debt securities in which a Master Series may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Master Series holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Master Series would have to reinvest the proceeds from the called security at the current, lower rates.

     RATINGS OF FIXED INCOME SECURITIES. The Master Series may purchase securities rated by S&P, Moody's, Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Master Series may rely on the ratings of any NRSRO, the Master Series mainly refer to ratings assigned by S&P, Moody's, and Fitch, Inc., which are described in Appendix A. Each Master Series may also invest in unrated securities that are deemed comparable in quality by the Manager to the rated securities in which the Master Series may permissibly invest.

     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by the Manager to be of comparable quality.

     For MUNICIPAL Master Series and TAX-EXEMPT Master Series, if two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by a Master Series.

     RATINGS DOWNGRADES. Subsequent to its purchase by a Master Series, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Master Series. In such a case, the Manager will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

     DURATION (GOVERNMENT Master Series). Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration the Master Series will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

     MATURITY (MUNICIPAL Master Series and TAX-EXEMPT Master Series). "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

     Each Master Series has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, the Master Series will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Master Series to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Rule 2a-7 also requires a Master Series to maintain a dollar-weighted average portfolio maturity of no more than 90 days. Each Master Series has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

     TERRORISM RISKS (ALL MASTER SERIES). Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Master Series service providers and the Master Series' operations.

                           CERTAIN RISK CONSIDERATIONS

     A Fund's investment in a Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in a Master Series (other than a Fund) redeemed its interest in the

Master Series, the Master Series' remaining investors (including the Fund) might, as a result, experience higher PRO RATA operating expenses, thereby producing lower returns.

     Each of MUNICIPAL Master Series and TAX-EXEMPT Master Series' ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Master Series invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

     Although each Master Series seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Master Series will achieve its investment objective.

                             PERFORMANCE INFORMATION

     Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Master Series will vary.

     Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Fund Trustees and Master Trustees ("Trustees") and officers of the Trust and Master Trust ("Officers"). All persons named as Trustees and Officers also serve in similar capacities for other funds administered or managed by NB Management and Lehman Brothers Asset Management.

INFORMATION ABOUT THE BOARD OF TRUSTEES

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                                                                   NUMBER OF               OTHER
                      POSITION                                   FUNDS IN FUND         DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                     COMPLEX             HELD OUTSIDE
BIRTH), AND           OF TIME                                    OVERSEEN BY         FUND COMPLEX BY
ADDRESS(1)            SERVED(2)    PRINCIPAL OCCUPATION(S)(3)     TRUSTEE(4)               TRUSTEE
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INDEPENDENT TRUSTEES
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John Cannon (1930)     Trustee     Consultant; formerly,             62       Independent Trustee or
                      since 1994   Chairman, CDC Investment                   Director of three series
                                   Advisers (registered                       of Oppenheimer Funds:
                                   investment adviser), 1993                  Oppenheimer Limited
                                   to January 1999; formerly,                 Term New York Municipal
                                   President and Chief                        Fund, Rochester Fund
                                   Executive Officer, AMA                     Municipals, and
                                   Investment Advisors, an                    Oppenheimer Convertible
                                   affiliate of the American                  Securities Fund since
                                   Medical Association.                       1992.

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Faith Colish (1935)    Trustee     Counsel, Carter Ledyard &         62       Formerly, Director (1997
                      since 2000   Milburn LLP (law firm)                     to 2003) and Advisory
                                   since October 2002;                        Director (2003 to 2006),
                                   formerly, Attorney-at-Law                  ABA Retirement Funds
                                   and President, Faith                       (formerly, American Bar
                                   Colish, A Professional                     Retirement Association)
                                   Corporation, 1980 to 2002.                 (not-for-profit
                                                                              membership corporation).
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                                                                   NUMBER OF               OTHER
                      POSITION                                   FUNDS IN FUND         DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                     COMPLEX             HELD OUTSIDE
BIRTH), AND           OF TIME                                    OVERSEEN BY         FUND COMPLEX BY
ADDRESS(1)            SERVED(2)    PRINCIPAL OCCUPATION(S)(3)     TRUSTEE(4)               TRUSTEE
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Martha C. Goss (1949)  Trustee     President, Woodhill               62       Director, Ocwen Financial
                      since 2007   Enterprises Inc./Chase                     Corporation (mortgage
                                   Hollow Associates LLC                      servicing), since 2005;
                                   (personal investment                       Director, American Water
                                   vehicle), since 2006;                      (water utility), since
                                   Chief Operating and                        2003; Director, Channel
                                   Financial Officer,                         Reinsurance (financial
                                   Hopewell Holdings LLC/                     guaranty reinsurance),
                                   Amwell Holdings, LLC (a                    since 2006; Advisory
                                   holding company for a                      Board Member, Attensity
                                   healthcare reinsurance                     (software developer),
                                   company start-up), since                   since 2005; Director,
                                   2003; formerly,                            Allianz Life of New York
                                   Consultant, Resources                      (insurance), since 2005;
                                   Connection (temporary                      Director, Financial
                                   staffing), 2002 to 2006.                   Women's Association of
                                                                              New York (not for profit
                                                                              association), since
                                                                              2003; Trustee Emerita,
                                                                              Brown University, since
                                                                              1998.
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C. Anne Harvey (1937)  Trustee     President, C.A. Harvey            62       Formerly, President,
                      since 2000   Associates,since October                   Board of Associates to
                                   2001; formerly, Director,                  The National
                                   AARP, 1978 to December                     Rehabilitation
                                   2001.                                      Hospital's Board of
                                                                              Directors, 2001 to 2002;
                                                                              formerly, Member,
                                                                              Individual Investors
                                                                              Advisory Committee to
                                                                              the New York Stock
                                                                              Exchange Board of
                                                                              Directors, 1998 to June
                                                                              2002.
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                                                                   NUMBER OF               OTHER
                      POSITION                                   FUNDS IN FUND         DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                     COMPLEX             HELD OUTSIDE
BIRTH), AND           OF TIME                                    OVERSEEN BY         FUND COMPLEX BY
ADDRESS(1)            SERVED(2)    PRINCIPAL OCCUPATION(S)(3)     TRUSTEE(4)               TRUSTEE
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Robert A. Kavesh       Trustee     Marcus Nadler Professor           62       Formerly, Director, The
(1927)                since 1993   Emeritus of Finance and                    Caring Community
                                   Economics, New York                        (not-for-profit), 1997
                                   University Stern School of                 to 2006; formerly,
                                   Business; formerly,                        Director, DEL
                                   Executive                                  Laboratories, Inc.
                                   Secretary-Treasurer,                       (cosmetics and and
                                   American Finance                           pharmaceuticals), 1978
                                   Association, 1961 to 1979.                 to 2004; formerly,
                                                                              Director, Apple Bank for
                                                                              Savings, 1979 to 1990;
                                                                              formerly, Director,
                                                                              Western Pacific
                                                                              Industries, Inc., 1972
                                                                              to 1986 (public
                                                                              company).
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Michael M. Knetter     Trustee     Dean, School of Business,         62       Trustee, Northwestern
(1960)                since 2007   University of Wisconsin -                  Mutual Series Fund, Inc.,
                                   Madison; formerly,                         since February 2007;
                                   Professor of International                 Director, Wausau Paper,
                                   Economics and Associate                    since 2005; Director,
                                   Dean, Amos Tuck School of                  Great Wolf Resorts,
                                   Business - Dartmouth                       since 2004.
                                   College, 1998 to 2002.
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Howard A. Mileaf       Trustee     Retired; formerly, Vice           62       Director, Webfinancial
(1937)                since 2000   President and General                      Corporation (holding
                                   Counsel, WHX Corporation                   company), since December
                                   (holding company), 1993 to                 2002; formerly, Director
                                   2001.                                      WHX Corporation (holding
                                                                              company), January 2002
                                                                              to June 2005; formerly,
                                                                              Director, State Theatre
                                                                              of New Jersey
                                                                              (not-for-profit
                                                                              theater), 2000 to 2005.
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------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF               OTHER
                      POSITION                                   FUNDS IN FUND         DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                     COMPLEX             HELD OUTSIDE
BIRTH), AND           OF TIME                                    OVERSEEN BY         FUND COMPLEX BY
ADDRESS(1)            SERVED(2)    PRINCIPAL OCCUPATION(S)(3)     TRUSTEE(4)               TRUSTEE
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George W. Morriss      Trustee     Formerly, Executive Vice          62       Manager, Old Mutual 2100
(1947)                since 2007   President and Chief                        fund complex (consisting
                                   Financial Officer,                         of six funds) since
                                   People's Bank (a financial                 October 2006 for four
                                   services company), 1991 to                 funds and since February
                                   2001.                                      2007 for two funds.
------------------------------------------------------------------------------------------------------
Edward I. O'Brien      Trustee     Formerly, Member,                 62       Director, Legg Mason,
(1928)                since 2000   Investment Policy                          Inc. (financial services
                                   Committee, Edward Jones,                   holding company), since
                                   1993 to 2001; President,                   1993; formerly,
                                   Securities Industry                        Director, Boston
                                   Association ("SIA")                        Financial Group
                                   (securities industry's                     (real estate and tax
                                   representative in                          shelters), 1993 to 1999.
                                   government relations and
                                   regulatory matters at the
                                   federal and state
                                   levels),  1974 to 1992;
                                   Adviser to SIA, November
                                   1992 to November 1993.
------------------------------------------------------------------------------------------------------
William E. Rulon       Trustee     Retired; formerly, Senior         62       Formerly, Director,
(1932)                since 1993   Vice President, Foodmaker,                 Pro-Kids Golf and
                                   Inc. (operator and franchiser              Learning Academy (teach
                                   of restaurants), until                     golf and computer usage
                                   January 1997.                              to "at risk" children),
                                                                              1998 to 2006; formerly,
                                                                              Director, Prandium, Inc.
                                                                              (restaurants), March
                                                                              2001 to July 2002.
------------------------------------------------------------------------------------------------------
Cornelius T. Ryan      Trustee     Founding General Partner,         62       None.
(1931)                since 2000   Oxford Partners and Oxford
                                   Bioscience Partners (venture
                                   capital investing) and
                                   President, Oxford Venture
                                   Corporation, since 1981.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF               OTHER
                      POSITION                                   FUNDS IN FUND         DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                     COMPLEX             HELD OUTSIDE
BIRTH), AND           OF TIME                                    OVERSEEN BY         FUND COMPLEX BY
ADDRESS(1)            SERVED(2)    PRINCIPAL OCCUPATION(S)(3)     TRUSTEE(4)               TRUSTEE
------------------------------------------------------------------------------------------------------
Tom D. Seip (1950)     Trustee     General Partner, Seip             62       Director, H&R Block, Inc.
                     since 2000;   Investments LP (a private                  (financial services
                         Lead      investment partnership);                   company), since May 2001;
                     Independent   formerly, President and                    Chairman, Compensation
                       Trustee     CEO, Westaff, Inc.                         Committee, H&R Block,
                      beginning    (temporary staffing), May                  Inc., since 2006;
                         2006      2001 to January 2002;                      Director, America One
                                   formerly, Senior Executive                 Foundation, since 1998;
                                   at the Charles Schwab                      formerly, Chairman,
                                   Corporation, 1983 to 1998,                 Governance and Nominating
                                   including Chief Executive                  Committee, H&R Block,
                                   Officer, Charles Schwab                    Inc., 2004 to 2006;
                                   Investment Management,                     formerly, Director,
                                   Inc., and Trustee, Schwab                  Forward Management, Inc.
                                   Family of Funds and Schwab                 (asset management
                                   Investments, 1997 to 1998,                 company), 1999 to 2006;
                                   and Executive Vice                         formerly. Director,
                                   President-Retail                           E-Bay Zoological
                                   Brokerage, Charles Schwab                  Society, 1999 to 2003;
                                   & Co., Inc., 1994 to 1997.                 formerly, Director,
                                                                              General Magic (voice
                                                                              recognition software),
                                                                              2001 to 2002; formerly,
                                                                              Director, E-Finance
                                                                              Corporation (credit
                                                                              decisioning services),
                                                                              1999 to 2003; formerly,
                                                                              Director, Save-Daily.com
                                                                              (micro investing
                                                                              services), 1999 to 2003.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF               OTHER
                      POSITION                                   FUNDS IN FUND         DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                     COMPLEX             HELD OUTSIDE
BIRTH), AND           OF TIME                                    OVERSEEN BY         FUND COMPLEX BY
ADDRESS(1)            SERVED(2)    PRINCIPAL OCCUPATION(S)(3)     TRUSTEE(4)               TRUSTEE
------------------------------------------------------------------------------------------------------
Candace L.             Trustee     Private investor and              62       Director, Montpelier Re
Straight (1947)       since 1993   consultant specializing in                 (reinsurance company),
                                   the insurance industry;                    since 2006; Director,
                                   formerly, Advisory                         National Atlantic
                                   Director, Securitas                        Holdings Corporation
                                   Capital LLC (a global                      (property and casualty
                                   private equity investment                  insurance company),
                                   firm dedicated to making                   since 2004; Director,
                                   investments in the                         The Proformance
                                   insurance sector), 1998 to                 Insurance Company
                                   December 2003.                             (property and casualty
                                                                              insurance company),
                                                                              since March 2004;
                                                                              formerly, Director,
                                                                              Providence Washington
                                                                              Insurance Company
                                                                              (property and casualty
                                                                              insurance company),
                                                                              December 1998 to March
                                                                              2006; formerly,
                                                                              Director, Summit Global
                                                                              Partners (insurance
                                                                              brokerage firm), 2000 to
                                                                              2005.
------------------------------------------------------------------------------------------------------
Peter P. Trapp (1944)  Trustee     Retired; formerly,                62       None.
                      since 2000   Regional Manager for
                                   Mid-Southern Region, Ford
                                   Motor Credit Company,
                                   September 1997 to 2007;
                                   formerly, President, Ford
                                   Life Insurance Company,
                                   April 1995 to August 1997.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF               OTHER
                      POSITION                                   FUNDS IN FUND         DIRECTORSHIPS
NAME, (YEAR OF       AND LENGTH                                     COMPLEX             HELD OUTSIDE
BIRTH), AND           OF TIME                                    OVERSEEN BY         FUND COMPLEX BY
ADDRESS(1)            SERVED(2)    PRINCIPAL OCCUPATION(S)(3)     TRUSTEE(4)               TRUSTEE
------------------------------------------------------------------------------------------------------
                      TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------
Jack L. Rivkin*       President    Executive Vice President          62       Director, Dale
(1940)               and Trustee   and Chief Investment                       Carnegie and
                     since 2002    Officer, Neuberger Berman                  Associates, Inc.
                                   Inc. (holding company),                    (private
                                   since 2002 and 2003,                       company), since
                                   respectively; Managing                     1998; Director,
                                   Director and Chief                         Solbright, Inc.
                                   Investment Officer,                        (private
                                   Neuberger Berman, LLC                      company), since
                                   ("Neuberger"), since                       1998.
                                   December 2005 and 2003,
                                   respectively; formerly,
                                   Executive Vice President,
                                   Neuberger, December 2002
                                   to 2005; Director and
                                   Chairman, Management,
                                   since December 2002;
                                   formerly, Executive Vice
                                   President, Citigroup
                                   Investments, Inc.,
                                   September 1995 to February
                                   2002; formerly, Executive
                                   Vice President, Citigroup
                                   Inc., September 1995 to
                                   February 2002.
------------------------------------------------------------------------------------------------------
Peter E. Sundman*    Chairman of   Executive Vice President,         62       Director and
(1959)             the Board and   Neuberger Berman Inc.                      Vice President,
                   Trustee since   (holding company), since                   Neuberger &
                     2000, Chief   1999; Head of Neuberger                    Berman Agency,
                      Executive    Berman Inc.'s Mutual Funds                 Inc., since
                       Officer     Business (since 1999) and                  2000; formerly,
                     since 1999;   Institutional Business                     Director,
                      President    (1999 to October 2005);                    Neuberger Berman
                      from 1999    responsible for Managed                    Inc. (holding
                       to 2000     Accounts Business and                      company),
                                   intermediary distribution                  October 1999 to
                                   since October 1999;                        March 2003;
                                   President and Director,                    Trustee, Frost
                                   Management since 1999;                     Valley YMCA;
                                   Managing Director,                         Trustee, College
                                   Neuberger, since 2005;                     of Wooster.
                                   formerly, Executive Vice
                                   President, Neuberger, 1999
                                   to December 2005;
                                   formerly, Principal,
                                   Neuberger, 1997 to 1999;
                                   formerly, Senior Vice
                                   President, Management,
                                   1996 to 1999.
------------------------------------------------------------------------------------------------------
(1)  The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)  Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)  Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)  For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

*    Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact each is an officer and/or director of Management. Mr. Sundman is also an officer and/or director of Lehman Brothers
     Asset Management.

Information About the Officers of the Trust
-------------------------------------------

NAME, (YEAR OF BIRTH),              POSITION AND LENGTH OF
AND ADDRESS (1)                        TIME SERVED (2)               PRINCIPAL OCCUPATION(S) (3)
--------------------------          ----------------------           ---------------------------
Andrew B. Allard (1961)              Anti-Money Laundering       Senior Vice President, Neuberger,
                                 Compliance Officer since 2002   since 2006; Deputy General Counsel,
                                                                 Neuberger, since 2004; formerly, Vice
                                                                 President, Neuberger, 2000 to 2005;
                                                                 formerly, Associate General Counsel,
                                                                 Neuberger, 1999 to 2004; Anti-Money
                                                                 Laundering Compliance Officer,
                                                                 fifteen registered investment
                                                                 companies for which Management acts
                                                                 as investment manager and
                                                                 administrator (six since 2002, two
                                                                 since 2003, four since 2004, one
                                                                 since 2005 and two since 2006).

Michael J. Bradler (1970)        Assistant Treasurer since 2005  Vice President, Neuberger, since
                                                                 2006; Employee, Management, since
                                                                 1997; Assistant Treasurer, fifteen
                                                                 registered investment companies for
                                                                 which Management acts as investment
                                                                 manager and administrator (thirteen
                                                                 since 2005 and two since 2006).

Claudia A. Brandon (1956)             Secretary since 1985       Senior Vice President, Neuberger,
                                                                 since 2007; Vice President-Mutual
                                                                 Fund Board Relations, Management,
                                                                 since 2000 and Assistant Secretary
                                                                 since 2004; formerly, Vice
                                                                 President, Neuberger, 2002 to 2006
                                                                 and Employee since 1999; Secretary,
                                                                 fifteen registered investment
                                                                 companies for which Management acts
                                                                 as investment manager and
                                                                 administrator (three since 1985,
                                                                 three since 2002, two since 2003,
                                                                 four since 2004, one since 2005 and
                                                                 two since 2006).

NAME, (YEAR OF BIRTH),              POSITION AND LENGTH OF
AND ADDRESS (1)                        TIME SERVED (2)               PRINCIPAL OCCUPATION(S) (3)
--------------------------          ----------------------           ---------------------------
Robert Conti (1956)                Vice President since 2000     Managing Director, Neuberger, since
                                                                 2007; formerly, Senior Vice
                                                                 President, Neuberger, 2003 to 2006;
                                                                 formerly, Vice President,
                                                                 Neuberger, 1999 to 2003; Senior
                                                                 Vice President, Management, since
                                                                 2000; Vice President, fifteen
                                                                 registered investment companies for
                                                                 which Management acts as investment
                                                                 manager and administrator (three
                                                                 since 2000, three since 2002, two
                                                                 since 2003, four since 2004, one
                                                                 since 2005 and two since 2006).

Maxine L. Gerson (1950)          Chief Legal Officer since       Senior Vice President, Neuberger,
                                 2005 (only for purposes of      since 2002; Deputy General Counsel
                                 sections 307 and 406 of the     and Assistant Secretary, Neuberger,
                                 Sarbanes-Oxley Act of 2002)     since 2001; Senior Vice President,
                                                                 Management, since 2006; Secretary and
                                                                 General Counsel, Management, since
                                                                 2004; Chief Legal Officer (only for
                                                                 purposes of sections 307 and 406 of
                                                                 the Sarbanes-Oxley Act of 2002),
                                                                 fifteen registered investment
                                                                 companies for which Management acts
                                                                 as investment manager and
                                                                 administrator (thirteen since 2005
                                                                 and two since 2006).

Sheila R. James (1965)           Assistant Secretary since 2002  Vice President, Neuberger, since
                                                                 2008 and Employee since 1999;
                                                                 formerly, Assistant Vice President,
                                                                 Neuberger, 2007; Assistant
                                                                 Secretary, fifteen registered
                                                                 investment companies for which
                                                                 Management acts as investment
                                                                 manager and administrator (six
                                                                 since 2002, two since 2003, four
                                                                 since 2004, one since 2005 and two
                                                                 since 2006).

Kevin Lyons (1955)               Assistant Secretary since 2003  Assistant Vice President,
                                                                 Neuberger, since 2008 and Employee
                                                                 since 1999; Assistant Secretary,
                                                                 fifteen registered investment
                                                                 companies for which Management acts
                                                                 as investment manager and
                                                                 administrator (eight since 2003,
                                                                 four since 2004, one since 2005 and
                                                                 two since 2006).

NAME, (YEAR OF BIRTH),              POSITION AND LENGTH OF
AND ADDRESS (1)                        TIME SERVED (2)               PRINCIPAL OCCUPATION(S) (3)
--------------------------          ----------------------           ---------------------------
John M. McGovern (1970)             Treasurer and Principal      Senior Vice President, Neuberger,
                                    Financial and Accounting     since 2007; formerly, Vice
                                    Officer since 2005; prior    President, Neuberger, 2004 to 2006;
                                    thereto, Assistant           Employee, Management, since 1993;
                                    Treasurer since 2002         Treasurer and Principal Financial
                                                                 and Accounting Officer, fifteen
                                                                 registered investment companies for
                                                                 which Management acts as investment
                                                                 manager and administrator (thirteen
                                                                 since 2005 and two since 2006);
                                                                 formerly, Assistant Treasurer,
                                                                 fourteen registered investment
                                                                 companies for which Management acts
                                                                 as investment manager and
                                                                 administrator, 2002 to 2005.

Joseph Quirk (1968)                 Vice President since 2008    Senior Vice President, Neuberger,
                                                                 since 2006, formerly, Vice President,
                                                                 Neuberger, 1999 to 2006.

Frank Rosato (1971)                 Assistant Treasurer since    Vice President, Neuberger, since
                                    2005                         2006; Employee, Management, since
                                                                 1995; Assistant Treasurer, fifteen
                                                                 registered investment companies for
                                                                 which Management acts as investment
                                                                 manager and administrator (thirteen
                                                                 since 2005 and two since 2006).

Chamaine Williams (1971)            Chief Compliance Officer     Senior Vice President, Neuberger,
                                           since 2005            since 2007; Chief Compliance
                                                                 Officer, Management, since 2006;
                                                                 Senior Vice President, Lehman
                                                                 Brothers Inc., since 2007; formerly,
                                                                 Vice President, Lehman Brothers Inc.,
                                                                 2003 to 2006; Chief Compliance
                                                                 Officer, fifteen registered
                                                                 investment companies for which
                                                                 Management acts as investment manager
                                                                 and administrator (fourteen since
                                                                 2005 and one since 2006); formerly,
                                                                 Chief Compliance Officer, Lehman
                                                                 Brothers Asset Management Inc., 2003
                                                                 to 2007; formerly, Chief Compliance
                                                                 Officer, Lehman Brothers Alternative
                                                                 Investment Management LLC, 2003 to
                                                                 2007; formerly, Vice President, UBS
                                                                 Global Asset Management (US) Inc.
                                                                 (formerly, Mitchell Hutchins Asset
                                                                 Management, a wholly-owned subsidiary
                                                                 of PaineWebber Inc.), 1997 to 2003.

--------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the accounting and financial reporting processes of the Funds and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of service providers; (b) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the period from March 31, 2007 to October 31, 2007 the Committee met four times, and during the fiscal period ended March 31, 2008, the Committee met seven times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward
I. O'Brien. All members are Independent Fund Trustees. During the period from March 31, 2007 to October 31, 2007 the Committee met twice, and during the fiscal period ended March 31, 2008, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, NB Management, Neuberger Berman and Lehman Brothers Asset Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the period from March 31, 2007 to October 31, 2007 the Committee met twice, and during the fiscal period ended March 31, 2008, the Committee met twice.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the period from March 31, 2007 to October 31, 2007 the Committee met three times, and during the fiscal period ended March 31, 2008, the Committee met six times.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the period from March 31, 2007 to October 31, 2007 the Committee did not meet, and during the fiscal period ended March 31, 2008, the Committee met once.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the period from March 31, 2007 to October 31, 2007 the Committee met three times, and during the fiscal period ended March 31, 2008, the Committee met eight times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the period from March 31, 2007 to October 31, 2007 the Committee met once, and during the fiscal period ended March 31, 2008, the Committee met three times.

     The Trust's and Master Trust's Trust Instruments Declaration of Trust provide that each trust will indemnify its Trustees and Officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and Trustees who are interested persons of the Trust or Master Trust, as defined in the 1940 Act, receive no salary or fees from that trust. Prior to January 1, 2008, for serving as a trustee of the fund family, each Independent Fund Trustee received an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attended in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees determined whether a fee was warranted, provided, however, that no fee was normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee received $5,000 per year and each member of the Audit Committee, including the Chair, received $1,000 for each Audit Committee meeting he or she attended in-person or by telephone. No additional compensation was provided for service on any other Board committee. The Lead Independent Trustee received an additional $20,000 per year.

     Effective January 1, 2008, the compensation of each Independent Fund Trustee was restructured. For serving as a trustee of the funds in the fund family, each Independent Fund Trustee receives an annual retainer of $90,000, paid quarterly, and a fee of $10,000 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee Chair determines whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $10,000 per year. No additional compensation is provided for service on a Board committee. The Lead Independent Trustee receives an additional $35,000 per year.

     The funds in the fund family reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.

     The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

                                     TABLE OF COMPENSATION
                                   FOR 04/01/07 TO 03/31/08
                                   ------------------------

                                                               Total Compensation for Fund
                                          Aggregate             Trustees from Investment
                                         Compensation               Companies in the
Name and Position with the Trust        from the Trust                Fund Complex
---------------------------------       --------------                ------------

INDEPENDENT FUND TRUSTEES
John Cannon                                 $7,181                      $119,082
Trustee

Faith Colish                                $7,181                      $119,082
Trustee

Martha C. Goss*                             $6,678                      $110,670
Trustee

C. Anne Harvey                              $7,181                      $119,082
Trustee

Robert A. Kavesh                            $7,026                      $116,582
Trustee

Michael M. Knetter                          $7,026                      $116,582
Trustee

Howard A. Mileaf                            $7,314                      $121,530
Trustee

George W. Morriss                           $7,468                      $124,030
Trustee

Edward I. O'Brien                           $7,026                      $116,582
Trustee

William E. Rulon                            $7,026                      $116,582
Trustee

Cornelius T. Ryan                           $7,634                      $126,736
Trustee

Tom D. Seip                                 $8,736                      $145,105
Trustee

Candace L. Straight                         $7,181                      $119,082
Trustee

Peter P. Trapp                              $7,623                      $126,530
Trustee

                                                               Total Compensation for Fund
                                          Aggregate             Trustees from Investment
                                         Compensation               Companies in the
Name and Position With the Trust        From the Trust                Fund Complex
---------------------------------       --------------                ------------

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
Jack L. Rivkin                               $0                          $0
President and Trustee

Peter E. Sundman                             $0                          $0
Chairman of the Board, Chief
Executive Officer and Trustee

* Ms. Goss became a Fund Trustee on June 1, 2007.

     On July 1, 2008, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each class of each Fund.

Ownership of Securities
-----------------------

     Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2007.*

------------------------------------------------------------
                                      National
                        Government   Municipal    Tax-Free
                          Money        Money       Money
---------------------------------------------------------------
John Cannon                 A            A           A
---------------------------------------------------------------
Faith Colish                A            A           A
---------------------------------------------------------------
Martha C. Goss              A            A           A
---------------------------------------------------------------
C. Anne Harvey              A            A           A
---------------------------------------------------------------
Robert A. Kavesh            A            A           A
---------------------------------------------------------------
Michael M. Knetter          A            A           A
---------------------------------------------------------------
Howard A. Mileaf            A            A           A
---------------------------------------------------------------
George W. Morriss           A            A           A
---------------------------------------------------------------
Edward I. O'Brien           A            B           A
---------------------------------------------------------------
William E. Rulon            A            A           A
---------------------------------------------------------------
Cornelius T. Ryan           A            A           E
---------------------------------------------------------------
Tom D. Seip                 A            A           A
---------------------------------------------------------------
Candace L. Straight         A            A           A
---------------------------------------------------------------
Peter P. Trapp              A            A           A
---------------------------------------------------------------
Jack L. Rivkin              A            A           A
---------------------------------------------------------------
Peter E. Sundman            A            C           E
---------------------------------------------------------------

*Valuation as of December 31, 2007.
A = None  B = $1-$10,000  C = $10,001-$50,000  D = $50,001-$100,000
E = over $100,000

     The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the fund family as of December 31, 2007.*

--------------------------------------------------------------------------------
NAME OF FUND TRUSTEE           AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                               ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                               FUND TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon                      E
--------------------------------------------------------------------------------
Faith Colish                     E
--------------------------------------------------------------------------------
Martha C. Goss                   C
--------------------------------------------------------------------------------
C. Anne Harvey                   D
--------------------------------------------------------------------------------
Robert A. Kavesh                 C
--------------------------------------------------------------------------------
Michael M. Knetter               A
--------------------------------------------------------------------------------
Howard A. Mileaf                 E
--------------------------------------------------------------------------------
George W. Morriss                C
--------------------------------------------------------------------------------
Edward I. O'Brien                E
--------------------------------------------------------------------------------
William E. Rulon                 E
--------------------------------------------------------------------------------
Cornelius T. Ryan                E
--------------------------------------------------------------------------------
Tom D. Seip                      E
--------------------------------------------------------------------------------
Candace L. Straight              E
--------------------------------------------------------------------------------
Peter P. Trapp                   E
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                   B
--------------------------------------------------------------------------------
Peter E. Sundman                 E
--------------------------------------------------------------------------------

*Valuation as of December 31, 2007.
A = None  B = $1-$10,000  C = $10,001-$50,000  D = $50,001-$100,000
E = over $100,000

Independent Fund Trustees Ownership of Securities
-------------------------------------------------

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

     Because all of a Fund's net investable assets are invested in its corresponding Master Series, the Funds do not need an investment manager. NB Management serves as the investment manager to the Master Series pursuant to a management agreement with the Master Trust, on behalf of each Master Series (a "Management Agreement"). The Management Agreement was approved by the holders of the interests in GOVERNMENT Master Series on December 18, 2006. and by the holders of the interests in MUNICIPAL and TAX-EXEMPT Master Series on September 10, 2007.

     The Management Agreements provide in substance that NB Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets.

The Management Agreements permit NB Management to effect securities transactions on behalf of the Master Series through associated persons of NB Management. The Management Agreements also specifically permit NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management has sub-contracted certain of its responsibilities under the Management Agreements to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Master Series; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Master Series.

     Under the Management Agreements, NB Management provides to the Master Series, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and five persons who are officers of NB Management, presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Master Series pays NB Management a management fee based on its average daily net assets, as described below and in the Prospectus.

     NB Management provides similar facilities, services, and personnel to each Fund pursuant to administration agreements with the Trust dated November 3, 2003 for GOVERNMENT MONEY Fund and December 31, 2005 for Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund, respectively (each an "Administration Agreement"). For such administrative services, each Class of each Fund pays NB Management a fee based on the Class's average daily net assets, as described in the Prospectus and below.

     Under each Administration Agreement, NB Management also provides to each Class of each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Funds' shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

     Each Management Agreement continues with respect to each Master Series for a period of two years after the date the Master Series became subject thereto. Each Management Agreement is renewable thereafter from year to year with respect to each Master Series, so long as its continuance is approved at least annually
(1) by the vote of a majority of the Master Trustees who are not "interested persons" of NB Management or the Trust ("Independent Master Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Master Trustees or by a 1940 Act majority vote of the outstanding interests in that Master Series.

     The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

     The Management Agreement is terminable, without penalty, with respect to the Master Series on 60 days' written notice either by the Master Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Master Trust. Each Agreement terminates automatically if it is assigned.

Management and Administration Fees
----------------------------------

     For investment management services, GOVERNMENT Master Series pays NB Management a fee at the annual rate of 0.08% of its average daily net assets.

     For investment management services, MUNICIPAL Master Series and TAX-EXEMPT Master Series each pay NB Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

     NB Management has contractually undertaken to forgo current payment of fees and/or reimburse the management fee so that the management fee of MUNICIPAL and TAX-EXEMPT Master Series is limited to 0.08% per annum of each Master Series' average daily net assets. This contractual undertaking lasts until March 31, 2011.

     MUNICIPAL and TAX-EXEMPT Master Series have contractually undertaken to repay NB Management for the fees forgone and/or paid by NB Management, provided the repayments do not cause the Master Series' management fee to exceed an annual rate of 0.08%, respectively, of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

     For administrative services, each of the Investor Class of Neuberger Berman GOVERNMENT MONEY Fund, Reserve Class of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and the Reserve Class of Lehman Brothers TAX-FREE MONEY Fund pays NB Management at the annual rate of 0.27%, 0.08% and 0.08% of that Class's average daily net assets, respectively, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees of the Trust, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

     The Investor Class of Neuberger Berman GOVERNMENT MONEY Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal year ended March 31, 2008, the fiscal period ended October 31, 2007 and the fiscal years ended 2006 and 2005:

                                   FISCAL PERIOD
                    FISCAL YEAR    FROM NOVEMBER     FISCAL YEAR    FISCAL YEAR
                    ENDED MARCH      1, 2006 TO     ENDED OCTOBER  ENDED OCTOBER
INVESTOR CLASS       31, 2008      MARCH 31, 2007     31, 2006       31, 2005
--------------      -----------    --------------   -------------  -------------

GOVERNMENT MONEY     $1,390,491       $428,362        $1,348,229     $1,750,053


     The Reserve Class of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman BROTHERS TAX-FREE MONEY Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal periods ended March 31, 2008, October 31, 2007 and October 31, 2006:

                                   FISCAL          MANAGEMENT AND ADMINISTRATION FEES
                                PERIOD ENDED           ACCRUED FOR FISCAL PERIODS
                                  MARCH 31                  ENDED OCTOBER 31
                                  --------                  ----------------


RESERVE CLASS                       2008                 2007             2006*
-------------                       ----                 ----             -----
NATIONAL MUNICIPAL MONEY         $741,881            $1,063,094        $464,259

TAX-FREE MONEY                  $2,801,121           $3,779,185       $1,751,847

* Period from December 19, 2005 (commencement of operations) to October 31, 2006

Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a Class-by-Class basis.

Investor Class
--------------

     Until February 28, 2007, NB Management had voluntarily agreed to waive its investment management fee for the Investor Class of the Neuberger Berman GOVERNMENT MONEY Fund in the amount of 0.02% of the Fund's average net assets. For the fiscal year ended March 31, 2008, the fiscal period ended March 31, 2007 and for the fiscal years ended October 31, 2006 and 2005, NB Management voluntarily waived its investment management fee for the Fund in the following amounts:


                                   FISCAL PERIOD
                     FISCAL YEAR   FROM NOVEMBER    FISCAL YEAR     FISCAL YEAR
                     ENDED MARCH    1, 2006 TO     ENDED OCTOBER   ENDED OCTOBER
INVESTOR CLASS         31, 2008   MARCH 31, 2007     31, 2006        31, 2005
--------------       -----------   -------------  --------------   -------------

GOVERNMENT MONEY          $0          $19,651          $72,877         $73,845

     Effective February 28, 2007, NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Neuberger Berman GOVERNMENT MONEY Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 0.45% per annum of the Fund's Investor Class' average daily net assets. This contractual undertaking lasts until October 31, 2011.

     For the fiscal year ended March 31, 2008 and the fiscal period ended March 31, 2007, NB Management reimbursed the Investor Class of the Fund the following amounts of expenses pursuant to the Fund's contractual arrangement:


                                                           FISCAL PERIOD FROM
                             FISCAL YEAR ENDED MARCH       NOVEMBER 1, 2006 TO
INVESTOR CLASS                       31, 2008                MARCH 31, 2007
--------------               -----------------------       -------------------

GOVERNMENT MONEY                      $0                          $0


     The Neuberger Berman GOVERNMENT MONEY Fund's Investor Class has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 0.45% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

     For the fiscal year ended March 31, 2008 and the fiscal period ended March 31 2007, the Investor Class of Neuberger Berman GOVERNMENT MONEY Fund repaid NB Management $0 and $0 of expenses that NB Management reimbursed to the Fund.

Reserve Class
-------------

     NB Management has voluntarily undertaken to reimburse or waive certain expenses of the Reserve Class of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund so that the total operating expenses of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) are limited to 0.17% and 0.20% of average daily net assets, respectively. NB Management expects that, in the future, it may voluntarily reimburse or waive certain expenses of each Fund, so that total annual operating expenses of each Fund are limited to 0.23% of average net assets. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to each Fund.

     For the fiscal periods ended March 31, 2008, October 31, 2007 and October 31, 2006, NB Management reimbursed the Reserve Class of the Funds the following amounts of expenses pursuant to each Fund's contractual arrangement:

                                                                     FISCAL PERIOD FROM
                    FISCAL PERIOD ENDED        FISCAL YEAR ENDED     DECEMBER 19, 2005*
RESERVE CLASS          MARCH 31, 2008          OCTOBER 31, 2007      TO OCTOBER 31, 2006
-------------       -------------------        -----------------     -------------------
NATIONAL MUNICIPAL            $0                       $0                      $0
MONEY

TAX-FREE MONEY**              $0                       $0                      $0

* Commencement of operations.

**Prior to June 1, 2006, NB Management had voluntarily agreed to reimburse or waive the Reserve Class of Lehman Brothers TAX-FREE MONEY Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) were limited to 0.17% of average daily net assets.

Sub-adviser
-----------

     NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to GOVERNMENT Master Series, MUNICIPAL Master Series and TAX-EXEMPT Master Series pursuant to a sub-advisory agreement dated December 15, 2006 (the "Sub-Advisory Agreement").

     Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Master Series' day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Sub-Advisory Agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the Master Series through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

     The Sub-Advisory Agreement continues with respect to the Master Series for a period of two years after the date the Master Series became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund, by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

Investment Companies Managed
----------------------------

     The investment decisions concerning the Master Series and the other registered investment companies managed by NB Management or Lehman Brothers Asset Management (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Master Series. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Master Series to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Master Series and one or more of the Other Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Master Series, in other cases it is believed that a Master Series' ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Master Trustees that the desirability of the Master Series' having their advisory arrangements with NB Management and/or Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

     The  Master  Series  are  subject  to  certain  limitations  imposed on all advisory clients of NB Management and Lehman Brothers Asset Management (including the Master Series, the Other Funds, and other managed accounts) and personnel of NB Management and Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and/or Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

     The Funds, Master Series, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Master Series or taking personal advantage of investment opportunities that may belong to the Master Series. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

     Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman Inc. are: Joseph Amato, Kevin Handwerker, Jack
L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                            DISTRIBUTION ARRANGEMENTS

     Neuberger Berman GOVERNMENT MONEY Fund offers a Class of shares, known as Investor Class. Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman
Brothers  TAX-FREE  MONEY Fund each  offer a Class of  shares,  known as Reserve
Class.

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class and Reserve Class shares are offered on a no-load basis.

     In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor or Reserve Class shares, a continuous offering, without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of shares of each Fund's Reserve Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

     For each Funds' Investor Class or Reserve Class shares, which are sold directly to investors, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Lehman Brothers Asset Management.

     From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

     The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to the Investor Class and Reserve Class (each a "Distribution Agreement"). Each Distribution Agreement continues until October 31, 2008. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as each Management Agreement.

Revenue Sharing
---------------

     NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the
Funds)  to  certain  brokers,   dealers,   or  other  financial   intermediaries
("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

     Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

     In addition, NB Management may pay for: placing the Funds on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

     The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

     Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Fund.

     In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

     NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Investor Class and Reserve Class of each Fund and each Master Series is calculated by subtracting total liabilities of the Investor Class or Reserve Class from total assets attributable to the that Class (in the case of the Master Series, the market value of the securities the Master Series holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that Class and rounding the result to the nearest full cent.

     Each Fund tries to maintain a stable NAV of $1.00 per share. Each Master Series relies on Rule 2a-7 to use the amortized cost method of valuation to enable the Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. While this method provides consistency in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Master Series would receive if it sold the instrument. Although the Master Series' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

     The Master Series and Lehman Brothers GOVERNMENT MONEY Fund calculates its NAV as of 5:00 p.m., Eastern time, on each day the New York Stock Exchange ("NYSE") and Federal Reserve Wire System ("Federal Reserve") are open. Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund calculate their share price as of 3:00 p.m. on days on which the NYSE and Federal Reserve are open.

Automatic Investing
-------------------

     Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

Financial Intermediaries
------------------------

     The Funds have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase orders for Lehman Brothers National MUNICIPAL MONEY Fund and Lehman Bothers TAX-FREE MONEY Fund and redemption orders for each Fund will be priced at the next share price to be calculated after the order has been "accepted" as defined in each Fund's Prospectus. Purchase orders for Investor Class shares of Lehman Brothers GOVERNMENT MONEY Fund will be priced at the next share price to be calculated after your order has been received, provided payment is received in a timely fashion.

                       VALUATION OF PORTFOLIO SECURITIES

     The Master Series relies on Rule 2a-7 to use the amortized cost method of valuation to enable the Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Master Series' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                         ADDITIONAL EXCHANGE INFORMATION

     As more fully set forth in a fund's prospectus, if shareholders purchased Advisor, Institutional, Investor or Trust Class shares of a fund in the fund family directly, they may redeem at least $1,000 worth of the fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other funds in the fund family, provided that the minimum investment requirements of the other fund(s) are met. Investor Class may also be exchanged for Trust Class shares where NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

     In addition, Grandfathered Investors (as defined in the Class A and Class C shares Prospectus) may exchange their shares (either Investor Class or Trust Class) for Class A shares where Investor Class or Trust Class shares of the other fund in the fund family are not available; otherwise, they will exchange their shares into the corresponding class of the other fund in the fund family.

     An Institution may exchange a fund's Investor Class, Advisor Class, Trust Class, Institutional Class, Class A or Class C shares (if the shareholder did not purchase the fund's shares directly) for shares of the corresponding class of one or more of the other funds in the fund family, if made available through that Institution. This privilege is not available for Neuberger Berman Genesis Fund Institutional Class shareholders. Most Institutions allow you to take advantage of the exchange program.

     Exchanges are generally not subject to any applicable sales charges. However, exchanges from money market funds are subject to applicable sales charges of the fund being purchased, unless the money market fund shares were acquired through an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions from a fund having a sales charge.

     Most investment providers allow you to take advantage of the exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

     Any of the funds in the fund family may terminate or modify its exchange privilege in the future. Before effecting an exchange, fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale and purchase of shares for federal income tax purposes, and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that Lehman Brothers CALIFORNIA TAX-FREE MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NATIONAL MUNICIPAL Money Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, Lehman Brothers TAX-FREE MONEY Fund, Neuberger Berman CASH RESERVES or Neuberger Berman GOVERNMENT MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

     Each of the funds in the fund family, except Neuberger Berman GLOBAL REAL ESTATE Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, Neuberger Berman INTERNATIONAL LARGE CAP Fund and Neuberger Berman REAL ESTATE Fund may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman GLOBAL REAL ESTATE Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, Neuberger Berman INTERNATIONAL LARGE CAP Fund and Neuberger Berman REAL ESTATE Fund charge shareholders a redemption fee on exchanges of fund shares held 60 days or less, the funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

     o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

     o In certain extraordinary circumstances, such as the suspension of the redemption of the fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. Redemption payments may also be delayed in the event of the closing of the Federal Reserve or when trading on the Federal Reserve is restricted; when the NYSE, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

     If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE and the Federal Reserve are open ("Business Day") after termination of the suspension.

     Neuberger Berman GOVERNMENT MONEY Fund calculates its share price as of 5:00 p.m., Eastern time, each Business Day. When the Exchange, bond market or Federal Reserve closes early, orders must be received by the earlier of 12:00 noon, Eastern time, or the markets' earlier closing times in order to be processed that day; orders to purchase or sell shares received in good order after 12:00 noon, Eastern time, and before such earlier closing times will be processed the following business day at the share price calculated on the day your order was received.

     Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund calculate their share price as of 3:00 p.m. on days on which the NYSE and Federal Reserve is open. If the NYSE or Federal Reserve were to close before regular trading, each Fund would price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

     Each Fund reserves the right, to honor any request for redemption (or, for Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund, a combination of requests from the same shareholder in any 90-day period exceeding $250,000 or 1% of the net assets of the Fund, whichever is less), by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder or institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund distributes to its shareholders substantially all of the net investment income it earns by Class (after deducting expenses attributable to the Class) and any net capital gains it realizes (including, in each case, its proportionate share of its corresponding Master Series' net investment income and net capital gains). A Master Series' net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital gains and losses. Net gains and losses of a Master Series, if any, are reflected in its NAV (and hence the corresponding Fund's NAV) until distributed.

     On occasion, a redemption of shares from a single class of a Fund that represent a very large percentage of the net assets attributable to the class could leave an amount of undistributed gain or loss allocable to the class that, although anticipated to be relatively small in actual amount, is disproportionately large in relation to the class's remaining share of the Fund's assets. Such situations could potentially trigger adverse consequences to the Fund. A Fund may therefore reallocate the gain or loss among all classes of the Fund to eliminate or mitigate those consequences. Because of the way in which this problem might arise, the Funds expect the dollar amounts involved to be very small.

     GOVERNMENT Master Series and Neuberger Berman GOVERNMENT MONEY Fund normally calculate their respective net investment income and share price as of 5:00 p.m., Eastern time, on each Business Day.

     MUNICIPAL Master Series, TAX-EXEMPT Master Series and Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund each calculates their net investment income and share price as of 3:00 p.m., Eastern time, on each Business Day.

     Income dividends are declared daily, at approximately 4:00 p.m., Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month.

     Shares of Neuberger Berman GOVERNMENT MONEY Fund whose purchase orders are received by 12:00 noon, Eastern time, and converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day; shares whose purchase orders are received after noon, Eastern time, and converted to "federal funds" by 6:00 p.m., Eastern time, the following day, will first become shareholders and accrue a dividend the day after the order is received. The shares will continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

     The shares of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to "federal funds" (if converted by 6:00 p.m., Eastern time), or the next Business Day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

     Each Fund's income dividends are normally based on its estimated daily net income (including its share of its corresponding Master Series' estimated daily net income). To the extent a Fund's or Master Series' actual income available to be paid on a given day differs from the estimated amount paid on that day, adjustments are made to future days' income dividends. Thus, an investor in the Fund on a given day will receive that day's estimated dividend adjusted to account for all or a portion of any variance between the estimated income and the actual income from prior days. During periods of unusual market activity, a Fund's income dividends may be based on actual income rather than estimated daily net income.

     Each Fund's dividends and other distributions, if any, are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class and Reserve Class shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another fund in the fund family, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

     A shareholder's cash election with respect to each Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

     To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund (which is treated as a separate corporation for federal tax purposes) must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income -- (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid -- plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year, without being able to deduct the distributions it makes to its shareholders, and the shareholders would treat all those distributions for Neuberger Berman GOVERNMENT MONEY Fund as dividends (taxable as ordinary income) to the extent of the Fund's earnings and profits. For Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund those distributions would include distributions that otherwise would be "exempt-interest dividends" (described under "Taxation of the Funds' Shareholders" below), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%).

     In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received private letter rulings from the Service that each such series, as an investor ("feeder") in a corresponding master portfolio, would be deemed to own a proportionate share of the portfolio's assets, and to earn a proportionate share of the portfolio's income, for purposes of determining whether the feeder series satisfies all of the requirements described above to qualify as a RIC. Although the Funds may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Funds as well.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions for each calendar year to avoid liability for the Excise Tax.

        See the next section for a discussion of the tax consequences to a Fund of distributions to it from a Master Series, investments by the Master Series in certain securities, and certain other transactions engaged in by the Master Series.

Taxation of the Master Series
-----------------------------

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received private letter rulings from the Service that, among other things, each master fund would be treated as a separate partnership for federal tax purposes and would not be a "publicly traded partnership." Although the Master Series may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Master Series as well. As a result, neither Master Series is subject to federal income tax; instead, each investor in a Master Series, such as its corresponding Fund, is required to take into account in determining its federal income tax liability its share of the Master Series' income, gains, losses, deductions, and Tax Preference Items, without regard to whether it has received any cash distributions from the Master Series. Each Master Series also is not subject to Delaware income or franchise tax.

     Because each Fund is deemed to own a proportionate share of its corresponding Master Series' assets and to earn a proportionate share of its income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC and to pay exempt-interest dividends, each Master Series intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

     Distributions to a Fund from its corresponding Master Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the Fund's basis in its interest in the Master Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Master Series and includes a disproportionate share of any unrealized receivables the Master Series holds, and (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis in its interest in its corresponding Master Series generally equals the amount of cash and the basis of any property the Fund invests in the Master Series, increased by the Fund's share of the Master Series' net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Master Series distributes to the Fund and (b) the Fund's share of the Master Series' losses.

     MUNICIPAL Master Series and TAX-EXEMPT Master Series may acquire municipal zero coupon or other securities issued with OID. As a holder of those securities, a Master Series (and hence its corresponding Fund) must take into account the OID that accrues on them during the taxable year, even if it receives no corresponding payment thereon during the year. Because each Fund annually must distribute substantially all of its investment company taxable income and net tax-exempt income, including any tax-exempt OID, to satisfy the Distribution Requirement, a Fund may be required in a particular taxable year to distribute as a dividend an amount that is greater than the total amount of its share of cash its corresponding Master Series actually receives. Those distributions will be made from a Fund's cash assets, if any, or from redemption of part of its interest in its corresponding Master Series, which may have to sell portfolio securities. That Master Series may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or taxable capital gain.

     A Master Series may invest in bonds that are purchased, generally not on their original issue, with "market discount" (that is, at a price less than the principal amount of the bond adjusted for any accrued OID) ("market discount bonds"). Market discount less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after a Master Series acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of a market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of such treatment, an election may be made to include market discount in gross income currently, for each taxable year to which it is attributable.

Taxation of the Fund's Shareholders (Neuberger Berman GOVERNMENT MONEY Fund)
----------------------------------------------------------------------------

     The dividends and other distributions the Fund pays to a non-resident alien individual or foreign corporation (I.E., a non-U.S. person), other than dividends paid to such a shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on, generally are subject to a 30% (or lower treaty rate) federal withholding tax. Fund distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Fund's (including its proportionate share of the Master Series') "qualified net interest income" and/or short-term gain, (3) properly designated by the Fund and (4) with respect to a taxable year before January 1, 2008, are exempt from that tax.

     As described in "Maintaining Your Account" in the Prospectus, the Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing or money purchase pension plan, Code section 401(k) plan and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

Taxation of the Funds' Shareholders (Lehman Brothers NATIONAL MUNICIPAL MONEY
-----------------------------------------------------------------------------
Fund and Lehman Brothers Tax-free Money Fund)
---------------------------------------------

     FEDERAL. Dividends a Fund pays will qualify as "exempt-interest dividends," as defined in the Prospectus, and thus will be excludable from its shareholders' gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including its share of its corresponding Master Series' total assets) consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Fund and each Master Series intends to continue to satisfy this requirement. The aggregate dividends a Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income (I.E., the excess of its excludable interest over certain amounts disallowed as deductions, including its share of such excess of its corresponding Master Series) for the year.

     Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes. However, tax-exempt interest, including exempt-interest dividends, is subject to information reporting. Accordingly, the amount of exempt-interest dividends -- and, to the extent determination thereof is possible after reasonable effort, the part thereof constituting interest that is a Tax Preference Item -- that the Funds pay to their shareholders will be reported to them annually on Forms 1099-INT (or substitutes therefor). The foregoing will not apply, however, with respect to the part of those dividends attributable to OID on municipal bonds and interest on tax-exempt "bearer" bonds until the Service provides future guidance.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares generally is not deductible for federal income tax purposes.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs is a Tax Preference Item, although that interest remains fully tax-exempt for regular federal income tax purposes.

     Up to 85% of social security and railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Fund still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts.

     If a Master Series invests in instruments that generate taxable income, under the circumstances described in the Prospectus and this SAI and in the discussion of market discount bonds above, the portion of any Fund dividend attributable thereto will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Master Series realizes capital gain as a result of market transactions, any distributions of the gain by its corresponding Fund will be taxable to its shareholders.

     As described in "Maintaining Your Account" in the Prospectus, each Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so.

     WITHHOLDING. Each Fund is required to withhold 28% of all taxable dividends otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who are subject to backup withholding for any other reason.

     The distributions each Fund pays to a non-resident alien individual or foreign corporation (i.e., a non-U.S. person) generally are subject to a 30% (or lower treaty rate) federal withholding tax ("withholding tax"). Fund distributions, however, that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Fund's (including its share of its corresponding Master Series') "qualified net interest income" (i.e., "qualified interest income," which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits, less allocable deductions) and/or short-term capital gain, if any, and (3) with respect to its current taxable year, unless extended by proposed legislation introduced in Congress last year.

     STATE TAXATION. Shareholders' treatment of dividends from a Fund under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning state and local taxation of Fund distributions.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Master Series typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In effecting securities transactions, each Master Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Master Series plans to continue to use Neuberger Berman and/or Lehman Brothers Inc. ("Lehman Brothers") as its broker where, in the judgment of Lehman Brothers Asset Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Master Series receives give-ups or reciprocal business in connection with its securities transactions.

     During the fiscal year ended March 31, 2008, GOVERNMENT Master Series did not acquire any securities of its "regular brokers or dealers." At March 31, 2008, the Fund held none of the securities of its "regular brokers or dealers."

     During the fiscal period ended March 31, 2008, MUNICIPAL Master Series did not acquire any securities of its "regular brokers or dealers." At March 31, 2008, the Fund held none of the securities of its "regular brokers or dealers."

     During the fiscal year ended October 31, 2007 and the fiscal period ended March 31, 2008, TAX-EXEMPT Master Series did not acquire any securities of its "regular brokers or dealers." At March 31, 2008, the Fund held none of the securities of its "regular brokers or dealers."

     The Master Series may, from time to time, loan portfolio securities to Neuberger Berman and Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Master Series to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Master Series will be made on terms at least as favorable to the Master Series as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Master Series as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Master Series. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     The use of Neuberger Berman and Lehman Brothers as brokers for each Master Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by a Master Series to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Master Series' policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Master Series and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. The Master Series do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Master Series unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including a Master Series, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Master Series. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Master Series cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Master Series participate in.

Expense Offset Arrangement
--------------------------

     Neuberger Berman GOVERNMENT MONEY Fund also has an expense offset arrangement in connection with its custodian contract. For the fiscal year ended March 31, 2008 the impact of this arrangement was a reduction of expenses of $4,870.

     Each of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund also has an expense offset arrangement in connection with its custodian contract. For the year ended October 31, 2007, the impact of this arrangement was a reduction of expenses as follows:

       ---------------------------------------------------------------
       FUNDS                                    AMOUNT OF REDUCTION OF
                                                EXPENSES
       ---------------------------------------------------------------
       NATIONAL MUNICIPAL MONEY                               $73,657
       ---------------------------------------------------------------
       TAX-FREE MONEY                                        $324,702
       ---------------------------------------------------------------

     For the fiscal period ended March 31, 2008, the impact of this arrangement was a reduction of expenses as follows:

       ---------------------------------------------------------------
       FUNDS                                    AMOUNT OF REDUCTION OF
                                                EXPENSES
       ---------------------------------------------------------------
       NATIONAL MUNICIPAL MONEY                               $62,588
       ---------------------------------------------------------------
       TAX-FREE MONEY                                        $117,667
       ---------------------------------------------------------------

Proxy Voting
------------

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the relevant Master Series, its corresponding Fund and the Fund's shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Master Series. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

     The Master Series prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Master Series, rating and ranking organizations, and affiliated persons of the Master Series or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Master Series' legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Master Series have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Master Series with a specific business reason to know the portfolio holdings of a Master Series (E.G., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (E.G., for disclosure to a newly hired investment adviser or sub-adviser to the Master Series prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Master Series by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of a Master Series or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the respective Master Series or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     No Master Series, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Master Series' Chief Compliance Officer, the Board of Trustees reviews the Master Series' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to Codes of Ethics adopted by the Master Series, NB Management, and Lehman Brothers Asset Management ("Codes of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of a Master Series except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Master Series' shareholders. The Codes of Ethics also prohibit any person associated with a Master Series, NB Management and Lehman Brothers Asset Management in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Master Series from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

     The Master Series currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Master Series has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Master Series employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Master Series' activities and supplies each Master Series with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Master Series which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Master Series, except with such Master Series' written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     SECURITIES LENDING AGENT (GOVERNMENT MASTER SERIES). The Master Series has entered into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Master Series' portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Master Series' operations that is designated by the Master Series as confidential will be protected from unauthorized use and disclosure by the principal borrower. The Master Series pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. The Master Series also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE MASTER SERIES. The Master Series may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Master Series who require access to this information to fulfill their duties to the Master Series.

     In addition, the Master Series may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management and/or Lehman Brothers Asset Management. Currently, each Fund provides its complete portfolio holdings to FactSet Research Systems Inc. ("FactSet") each day for this purpose. FactSet receives reasonable compensation for its services.

     In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     Rating, Ranking and Research Agencies.
     --------------------------------------

     Each Master Series sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Master Series. Each Master Series provides its complete portfolio holdings to: Vestek each day; Fitch, Inc. each week; and Lipper, a Reuters company on the second business day of each month. Each Master Series also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Master Series' top 10 holdings. No compensation is received by any Master Series, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. Each Master Series either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Master Series' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each of the Master Series.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the respective independent registered public accounting firms for each Fund. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

     Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of May 19, 2007. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has thirteen separate operating series (including the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     Prior to June 1, 2007, the name of the Trust was "Neuberger Berman Income Funds."

     The predecessor of Neuberger Berman GOVERNMENT MONEY Fund was converted into separate series of the Trust on July 2, 1993; this conversion was approved by the shareholders of the Fund in April 1993.

     On February 28, 2007, each of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund changed its name from National Municipal Money Fund and Tax-Free Money Fund, respectively.

     For the period from Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and Lehman Brothers TAX-FREE MONEY Fund's inception through September 10, 2007, each Fund was organized in a single-tier multiple class structure with one class, the Reserve Class. As of September 11, 2007, each Fund is organized as a feeder fund in a master-feeder structure, with one class, the Reserve Class.

     DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

The Master Series
-----------------

     Each Master Series is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has nine separate portfolios (the nine Master Series). The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other.

     FUNDS' INVESTMENTS IN MASTER SERIES. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Master Series, which is a "master fund." Each Master Series, which has the same investment objective, policies, and limitations as the Fund that invests in it, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

     Each Fund's investment in its corresponding Master Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Master Series.

     Each Master Series may also permit other investment companies and/or other institutional investors to invest in the Master Series. All investors will invest in a Master Series on the same terms and conditions as a Fund and will pay a proportionate share of the Master Series' expenses. Other investors in a Master Series are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and might charge a sales commission. Therefore, shareholders of a Class of the Fund may have different returns than shareholders in another investment company that invests exclusively in the Master Series. Information regarding any Fund that invests in a Master Series is available from NB Management by calling 888-556-9030.

     The Fund Trustees believe that investment in a Master Series by other potential investors in addition to the Funds may enable the Master Series to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Master Series may be affected by the actions of other large investors in a Master Series, if any. For example, if a large investor in a Master Series (other than a Fund) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Each Fund may withdraw its entire investment from its corresponding Master Series at any time, if the Fund Trustees determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Master Series with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Master Series in a manner not acceptable to the Fund Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Master Series to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If a Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Master Series, the Fund Trustees would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

     INVESTOR MEETINGS AND VOTING. Each Master Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Master Series will be entitled to vote in proportion to its relative beneficial interest in the Master Series. On most issues subjected to a vote of Master Series investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Master Series in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Master Series, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Master Series investors; indeed, if other investors hold a majority interest in a Master Series, they could have voting control of the Master Series.

     CERTAIN PROVISIONS. Under Delaware law, the shareholders of a Master Series will not be personally liable for the obligations of the Master Series; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or a Master Series contain a statement that such obligation may be enforced only against the assets of the Master Trust or Master Series and provides for indemnification out of Master Trust or Master Series property of any shareholder nevertheless held personally liable for Master Trust or Master Series obligations, respectively, merely on the basis of being a shareholder.

     OTHER. For Fund shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                          CUSTODIAN AND TRANSFER AGENT

     Each Fund and Master Series has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence for Investor Class and Reserve Class shares of each Fund should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

     Each of Neuberger Berman GOVERNMENT MONEY Fund, GOVERNMENT Master Series, Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and MUNICIPAL Master Series has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA, 02116, as the independent registered public accounting firm that will audit its financial statements.

     Each of Lehman Brothers TAX-FREE MONEY Fund and TAX-EXEMPT Master Series has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm that will audit its financial statements.

                                  LEGAL COUNSEL

     The Trusts have selected K&L Gates LLP 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of July 1, 2008, the following are all of the beneficial and record owners of more than five percent of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.


FUND AND CLASS              NAME & ADDRESS                     PERCENT OWNED
--------------              --------------                     -------------

Neuberger Berman            Lehman Brothers Inc.                   86.48%
GOVERNMENT Money Fund       70 Hudson Street, 7[th] Floor
                            Jersey City, NJ 07302-6599

INVESTOR CLASS

Lehman Brothers NATIONAL    Administaff Captive Insurance           9.25%
MUNICIPAL MONEY Fund        19001 Crescent Springs Dr.
                            Kingwood, TX 77339-3802
RESERVE CLASS
                            Administaff Companies Inc.              8.17%
                            19001 Crescent Springs Dr.
                            Kingwood, TX 77339-3802

                            Americredit Corp.                       5.44%
                            801 Cherry Street
                            Suite 3900
                            Fort Worth, TX 76102-6839

                            Hot Topic Inc.                          5.12%
                            18305 San Jose Avenue
                            City of Industry, CA 91748-1237



Lehman Brothers             Lehman Brothers Inc.                   24.89%
TAX-FREE MONEY Fund         70 Hudson Street, 7[th] Floor
                            Jersey City, NJ 07302-6599
RESERVE CLASS

                             REGISTRATION STATEMENT

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Master Series and the Funds.

     Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The following financial statements and related documents are incorporated herein by reference from each Fund's Annual Report to shareholders for the fiscal period ended March 31, 2008:

     The audited financial statements of Neuberger Berman GOVERNMENT MONEY Fund and notes thereto, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements of the Fund.

     The audited financial statements of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and notes thereto, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements.

     The audited financial statements of Lehman Brothers TAX-FREE MONEY Fund (formerly, Tax-Free Money Fund) and notes thereto, and the reports of Tait, Weller & Baker LLP, independent registered public accounting firm with respect to such audited financial statements.

     Additionally, the following financial statements and related documents of the Master Series are incorporated herein by reference from the Lehman Brothers Institutional Liquidity Funds Annual Report to shareholders for the year ended March 31, 2008:

     The audited financial statements of GOVERNMENT Master Series and notes thereto, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements of the Master Series.

     The audited financial statements of MUNICIPAL Master Series and notes thereto, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements.

     The audited financial statements of TAX-EXEMPT Master Series and notes thereto, and the reports of Tait, Weller & Baker LLP, independent registered public accounting firm with respect to such audited financial statements.

     Additionally, the following financial statements and related documents are incorporated herein by reference from each Fund's Annual Report Annual Report to shareholders for the year ended October 31, 2007:

     The audited financial statements of Lehman Brothers NATIONAL MUNICIPAL MONEY Fund and notes thereto, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements.

     The audited financial statements of Lehman Brothers TAX-FREE MONEY Fund (formerly, Tax-Free Money Fund) and notes thereto, and the reports of Tait, Weller & Baker LLP, independent registered public accounting firm with respect to such audited financial statements.

     Additionally, the following financial statements and related documents of the Master Series are incorporated herein by reference from the Lehman Brothers Institutional Liquidity Funds Annual Report to shareholders for the fiscal period ended October 31, 2007:

     The audited financial statements of MUNICIPAL Master Series and notes thereto, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements.

     The audited financial statements of TAX-EXEMPT Master Series and notes thereto, and the reports of Tait, Weller & Baker LLP, independent registered public accounting firm with respect to such audited financial statements.

                                                                      Appendix A

                 RATINGS OF MUNICIPAL BONDS AND COMMERCIAL PAPER

        S&P MUNICIPAL BOND RATINGS:
        --------------------------

        AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

        A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

        BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

        BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

        PLUS (+) OR MINUS (-) - The ratings above from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


        MOODY'S MUNICIPAL BOND RATINGS:
        ------------------------------

        Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

        Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

        A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds which are rated Baa are considered as medium grade obligations; I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above except Aaa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


        S&P COMMERCIAL PAPER RATINGS:
        ----------------------------

        A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

        MOODY'S COMMERCIAL PAPER RATINGS:
        --------------------------------

        Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

    -      Leading market positions in well-established industries.

    -      High rates of return on funds employed.

    - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

        S&P SHORT-TERM RATINGS:
        ----------------------

        SP-1 - Top-tier investment grade short-term rating reflects superior ability of repayment. Those issues determined to possess extraordinary safety characteristics are denoted with a plus sign (+).

        MOODY'S SHORT-TERM RATINGS:
        --------------------------

        MIG 1, VMIG 1 - Top-tier investment grade short-term ratings reflect superior ability of repayment.

                          LEHMAN BROTHERS INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 66 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits
-------     --------

Exhibit   Description
Number

(a)     (1)   Restated Certificate of Trust. Incorporated by Reference to
              Post-Effective Amendment No. 54 to Registrant's Registration
              Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July
              2, 2007).

        (2) Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

        (3) Amended Schedule A to Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 22, 2008).

(b)     By-Laws of Lehman Brothers Income Funds.  (Filed herewith).

(c)     (1)   By-Laws of Lehman Brothers Income Funds, Articles V, VI, and VIII.
              Incorporated by Reference to Exhibit (b) of this Registration
              Statement.

        (2) Trust Instrument of Lehman Brothers Income Funds, Amended and Restated, Article V. Incorporated by Reference to Post- Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

(d)     (1)   (i)   Management Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. Incorporated by
                    Reference to Post-Effective Amendment No. 42 to Registrant's
                    Registration Statement on Form N-1A, File Nos. 2- 85229 and
                    811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A and B to Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers High Income Bond Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust, Lehman Brothers Short Duration Bond Fund, Lehman Brothers Strategic Income Fund and Neuberger Berman Cash Reserves. Incorporated by Reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2008).

              (iii) Sub-Advisory Agreement Between Neuberger Berman Management
                    Inc. and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed February 27, 2004).

              (iv) Amended Schedule A to Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

Exhibit   Description
Number

              (v) Assignment and Assumption Agreement Between Neuberger Berman, LLC and Lehman Brothers Asset Management LLC with Respect to Lehman Brothers High Income Bond Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust, Lehman Brothers Short Duration Bond Fund and Neuberger Berman Cash Reserves. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

              (vi) Assignment and Assumption Agreement Between Neuberger Berman, LLC and Lehman Brothers Asset Management LLC with Respect to Neuberger Berman Government Money Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

        (2)   (i)   Management Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to Lehman
                    Brothers Core Bond Fund. Incorporated by Reference to
                    Post-Effective Amendment No. 46 to Registrant's Registration
                    Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                    (Filed June 1, 2005).

              (ii) Amended Schedule A and B to the Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers California Tax-Free Money Fund, Lehman Brothers Core Bond Fund, Lehman Brothers Core Plus Bond Fund and Lehman Brothers New York Municipal Money Fund. Incorporated By Reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed February 28, 2008).

              (iii) Sub-Advisory Agreement Between Neuberger Berman Management
                    Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

               (iv) Amended Schedule A and B to the Sub-Advisory Agreement
                    Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC with Respect to Lehman Brothers California Tax-Free Money Fund, Lehman Brothers Core Bond Fund, Lehman Brothers Core Plus Bond Fund, Lehman Brothers New York Municipal Money Fund. Incorporated By Reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2008).

        (3)   (i)   Management Agreement between Institutional Liquidity Trust and Neuberger Berman Management Inc. ("NB Management").
                    Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement of Lehman Brothers
                    Institutional Liquidity Series, File Nos. 333-120167 and
                    811-21648 (Filed on December 23, 2004).

              (ii) Amended Schedule A and B to the Management Agreement between Institutional Liquidity Trust and NB Management. Incorporated by Reference to Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

Exhibit   Description
Number

              (iii) Investment Advisory Agreement between NB Management and
                    Lehman Brothers Asset Management LLC with respect to Government Master Series, Government Reserves Master Series, Municipal Master Series, Tax-Exempt Master Series and Treasury Reserves Master Series (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registration statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715, filed on December 15,
                    2006).

              (iv) Amended Schedule A and B to the Investment Advisory Agreement between Institutional Liquidity Trust and NB Management. Incorporated by Reference to Post-Effective Amendment No. 1 to the Registration Statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715 (Filed on July 27, 2007).

(e)     (1)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to
                    Investor Class Shares. Incorporated by Reference to
                    Post-Effective Amendment No. 42 to Registrant's Registration
                    Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                    (Filed February 27, 2004).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 14, 2007).

        (2)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to Trust
                    Class Shares of Lehman Brothers Short Duration Bond Fund.
                    Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File
                    Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed December 24, 2007).

        (3)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to
                    Institutional Class Shares of Lehman Brothers Strategic
                    Income Fund. Incorporated by Reference to Post- Effective
                    Amendment No. 42 to Registrant's Registration Statement on
                    Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February
                    27, 2004).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Lehman Brothers Core Plus Bond Fund, Lehman Brothers High Income Bond Fund and Lehman Brothers Strategic Income Fund. (Filed herewith).

        (4)   (i)   Distribution and Services Agreement Between Lehman Brothers
                    Income Funds and Neuberger Berman Management Inc. with
                    Respect to Neuberger Berman Investor Class Shares (now,
                    Investor Class Shares) of Lehman Brothers Core Bond Fund.
                    Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File
                    Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

Exhibit   Description
Number

              (ii) Amended Schedule A to the Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares (now, Investor Class Shares) of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (5)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to the
                    Lehman Brothers Institutional Class (now, Institutional
                    Class) of Lehman Brothers Core Bond Fund. Incorporated by
                    Reference to Post-Effective Amendment No. 46 to Registrant's
                    Registration Statement on Form N- 1A, File Nos. 2-85229 and
                    811-3802 (Filed June 1, 2005).

              (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Lehman Brothers Institutional Class (now, Institutional Class) of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (6)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                    and Neuberger Berman Management Inc. with Respect to Reserve
                    Class Shares. Incorporated by Reference to Post-Effective
                    Amendment No. 48 to Registrant's Registration statement on
                    Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December
                    19, 2005).

                    (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed September 14, 2007).

        (7)   (i)   Distribution and Services Agreement Between Lehman Brothers
                    Income Funds and Neuberger Berman Management Inc. with
                    Respect to Trust Class Shares of Lehman Brothers Strategic
                    Income Fund. Incorporated by Reference to Post-Effective
                    Amendment No. 53 to Registrant's Registration Statement on
                    Form N-1A, File Nos. 2-85229 and 811- 3802 (Filed February
                    28, 2007).

              (ii) Amended Schedule A to the Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (8) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

        (9) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

(f)     Bonus, Profit Sharing Contracts.  None.

Exhibit   Description
Number

(g)     (1)   (i)   Custodian Contract Between Lehman Brothers Income Funds and
                    State Street Bank and Trust Company. Incorporated by
                    Reference to Post-Effective Amendment No. 21 to Registrant's
                    Registration Statement on Form N-1A, File Nos. 2-85229 and
                    811-3802 (Filed February 23, 1996).

              (ii) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

(h)     (1)   (i)   Transfer Agency and Service Agreement Between Lehman
                    Brothers Income Funds and State Street Bank and Trust
                    Company. Incorporated by Reference to Post-Effective
                    Amendment No. 53 to Registrant's Registration Statement on
                    Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February
                    28, 2007).

        (2)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Investor Class Shares. Incorporated by Reference to
                    Post-Effective Amendment No. 42 to Registrant's Registration
                    Statement on Form N-1A, File Nos. 2-85229 and 811-3802
                    (Filed February 27, 2004).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (3)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Trust Class Shares of Lehman Brothers Short Duration Bond
                    Fund. Incorporated by Reference to Post-Effective Amendment
                    No. 42 to Registrant's Registration Statement on Form N-1A,
                    File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (4)    (i)  Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class (now, Investor Class) Shares of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class (now, Investor Class) Shares of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (5)    (i)  Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class (now, Institutional Class) Shares of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

Exhibit   Description
Number

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class (now, Institutional Class) Shares of Lehman Brothers Core Bond Fund and Lehman Brothers Core Plus Bond Fund and Lehman Brothers High Income Bond Fund. (Filed herewith).

        (6)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Reserve Class Shares. Incorporated by Reference to
                    Post-Effective Amendment No. 48 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802
                    (Filed December 19, 2005).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (7)   (i)   Administration Agreement Between Lehman Brothers Income
                    Funds and Neuberger Berman Management Inc. with Respect to
                    Trust Class Shares of Strategic Income Fund. Incorporated by
                    Reference to Post-Effective Amendment No. 53 to Registrant's
                    Registration Statement on Form N-1A, File Nos. 2-85229 and
                    811-3802 (Filed February 28, 2007).

              (ii) Amended Schedule A and B to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (8)   (i)   Administration Agreement, Amended and Restated, Between
                    Lehman Brothers Income Funds and Neuberger Berman Management
                    Inc. with Respect to Institutional Class Shares of Strategic
                    Income Fund. Incorporated by Reference to Post-Effective
                    Amendment No. 53 to Registrant's Registration Statement on
                    Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February
                    28, 2007).

              (ii) Amended Schedule A and B to the Administration Agreement, Amended and Restated, Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N- 1A, File Nos. 2-85229 and 811-3802 (Filed December 24, 2007).

        (9) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class A Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

        (10) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class C Shares. Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

Exhibit   Description
Number

        (11) Expense Limitation Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Funds and Classes listed on the attached Schedule A. Incorporated by Reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, File Nos. File Nos. 2-85229 and 811-3802 (Filed February 28,
                    2008).

        (12) Expense Limitation Agreement between Institutional Liquidity Trust and Neuberger Berman Management Inc. with Respect to Municipal Master Series and Tax-Exempt Master Series Incorporated by Reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2008).

        (13) Expense Limitation Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Class A and Class C of Lehman Brothers Core Plus Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed herewith).

        (14) Expense Limitation Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class of Lehman Brothers High Income Bond Fund. (Filed herewith).

(i) Opinion and Consent of K&L Gates LLP with Respect to Securities Matters of the Registrant. (Filed herewith).

(j)     (1)   Consent of Ernst & Young LLP, Independent Registered Public
              Accounting Firm. (Filed herewith).

        (2) Consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. (Filed herewith).

(k)     Financial Statements Omitted from Prospectus.  None.

(l)     Letter of Investment Intent.  None.

(m)     (1)   (i)   Plan Pursuant to Rule 12b-1 with Respect to Neuberger Berman
                    Investor Class (now, Investor Class) Shares. Incorporated by
                    Reference to Post-Effective Amendment No. 46 to Registrant's
                    Registration Statement on Form N-1A, File Nos. 2-85229 and
                    811-3802 (Filed June 1, 2005).

              (ii) Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed December 24, 2007).

        (2)   (i)   Plan Pursuant to Rule 12b-1 with Respect to Trust Class
                    Shares. Incorporated by Reference to Post-Effective
                    Amendment No. 53 to Registrant's Registration Statement on
                    Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February
                    28, 2007).

              (ii) Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, File Nos. 2- 85229 and 811-3802 (Filed December 24, 2007).

        (3)         Plan Pursuant to Rule 12b-1 with Respect to Class A Shares.
                    Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

Exhibit   Description
Number

        (4)         Plan Pursuant to Rule 12b-1 with Respect to Class C Shares.
                    Incorporated by Reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 17, 2007).

(n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 22, 2008).

(o)     (1)   Power of Attorney for Lehman Brothers Income Funds. Incorporated
              by Reference to Post-Effective Amendment No. 51 to Registrant's
              Registration Statement on Form N-1A, File Nos. 2-85229 and
              811-3802 (Filed December 29, 2006).

        (2) Power of Attorney for Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

        (3) Power of Attorney for Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

        (4) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 29, 2006).

        (5) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

        (6) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed September 10, 2007).

(p)     (1)   Code of Ethics for Registrant, Investment Adviser and Underwriter.
              Incorporated by Reference to Post-Effective Amendment No. 44 to
              Registrant's Registration Statement on Form N-1A, File Nos.
              2-85229 and 811-3802 (Filed February 25, 2005).

        (2) Code of Ethics for Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 18, 2005).

Item 24.    Persons Controlled By or Under Common Control with Registrant.
-------     -------------------------------------------------------------

No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
-------     ---------------

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreements between Neuberger Berman Management Inc. ("NB Management") and the Registrant and between NB Management and Institutional Liquidity Trust ("Master Trust") provide that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant or the Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or the Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant or Master Trust against any liability to the Registrant or Master Trust, respectively, or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant or Master Trust.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") (now assigned to Lehman Brothers Asset Management LLC ("Lehman Brothers")with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 6 of the Sub-Advisory Agreement between NB Management and Lehman Brothers and the Registrant provides that neither Lehman Brothers nor any director, officer or employee of Lehman Brothers performing services for any series of the Registrant at the direction or request of Lehman Brothers in connection with Lehman Brothers' discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect Lehman Brothers against any liability to the Registrant or any series thereof or its interest holders to which Lehman Brothers would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of Lehman Brothers' reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of Lehman Brothers who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

Section 6 of the Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management LLC, with respect to the Master Trust or any series thereof, provides that neither Lehman Brothers Asset Management LLC nor any director, officer or employee of Lehman Brothers Asset Management LLC performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser and
-------     --------------------------------------------------------
            Sub-Adviser.
            -----------

            There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------
Joseph V. Amato                         Director, NB Management since 2007; Sole Director,
Director                                CEO and President, Neuberger Berman Inc. since
                                        2007; CEO, Neuberger Berman, LLC since 2007;
                                        Managing Director, Lehman Brothers Inc. since
                                        1994; formerly, Co-Head of Asset Management,
                                        Neuberger Berman, LLC from 2006 to 2007; Vice
                                        President, Neuberger Berman Advisers Management
                                        Trust; Vice President, Neuberger Berman Equity
                                        Funds; Vice President, Lehman Brothers Income
                                        Funds; Vice President, Neuberger Berman
                                        Intermediate Municipal Fund Inc.; Vice President,
                                        Neuberger Berman New York Intermediate Municipal
                                        Fund Inc.; Vice President, Neuberger Berman
                                        California Intermediate Municipal Fund Inc.; Vice
                                        President, Neuberger Berman Income Opportunity
                                        Fund Inc.; Vice President, Neuberger Berman Real
                                        Estate Securities Income Fund Inc.; Vice
                                        President, Neuberger Berman Dividend Advantage
                                        Fund Inc.; Vice President, Lehman Brothers First
                                        Trust Income Opportunity Fund; Vice President,
                                        Neuberger Berman Institutional Liquidity Series;
                                        Vice President, Lehman Brothers Institutional
                                        Liquidity Cash Management Funds; Vice President,
                                        Institutional Liquidity Trust; Vice President,
                                        Lehman Brothers Reserve Liquidity Funds; Vice
                                        President, Lehman Brothers Institutional Liquidity
                                        Funds.

Ann H. Benjamin                         Portfolio Manager, High Income Bond Portfolio, a
Vice President, NB Management           series of Neuberger Berman Advisers Management
                                        Trust; Portfolio Manager, Lehman Brothers High
                                        Income Bond Fund, a series of Lehman Brothers
                                        Income Funds; Portfolio Manager, Neuberger Berman
                                        Income Opportunity Fund Inc.; Portfolio Manager,
                                        Lehman Brothers First Trust Income Opportunity
                                        Fund.

Michael L. Bowyer                       Associate Portfolio Manager, Neuberger Berman
Vice President, NB Management           Genesis Fund, a series of Neuberger Berman Equity
                                        Funds.


NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------
Claudia A. Brandon                      Senior Vice President, Neuberger Berman, LLC since
Vice President/Mutual Fund Board        2007; formerly, Vice President, Neuberger Berman,
Relations and Assistant Secretary,      LLC, 2002 to 2006 and Employee since 1999;
NB Management                           Secretary, Neuberger Berman Advisers Management
                                        Trust; Secretary, Neuberger Berman Equity Funds;
                                        Secretary, Lehman Brothers Income Funds;
                                        Secretary, Neuberger Berman Intermediate Municipal
                                        Fund Inc.; Secretary, Neuberger Berman New York
                                        Intermediate Municipal Fund Inc.; Secretary,
                                        Neuberger Berman California Intermediate Municipal
                                        Fund Inc.; Secretary, Neuberger Berman Income
                                        Opportunity Fund Inc.; Secretary, Neuberger Berman
                                        Real Estate Securities Income Fund Inc.;
                                        Secretary, Neuberger Berman Dividend Advantage
                                        Fund Inc.; Secretary, Lehman Brothers First Trust
                                        Income Opportunity Fund; Secretary, Neuberger
                                        Berman Institutional Liquidity Series; Secretary,
                                        Lehman Brothers Institutional Liquidity Cash
                                        Management Funds; Secretary, Institutional
                                        Liquidity Trust; Secretary, Lehman Brothers
                                        Reserve Liquidity Funds; Secretary, Lehman
                                        Brothers Institutional Liquidity Funds.

Steven R. Brown                         Managing Director, Neuberger Berman, LLC;
Vice President, NB Management           Portfolio Manager, Neuberger Berman Income
                                        Opportunity Fund Inc.; Portfolio Manager,
                                        Neuberger Berman Real Estate Securities Income
                                        Fund Inc.; Portfolio Manager, Neuberger Berman
                                        Dividend Advantage Fund Inc.; Portfolio Manager,
                                        Neuberger Berman Global Real Estate Fund and
                                        Neuberger Berman Real Estate Fund, a series of
                                        Neuberger Berman Equity Funds; Portfolio Manager,
                                        Real Estate Portfolio, a series of Neuberger
                                        Berman Advisers Management Trust.

David H. Burshtan                       Portfolio Manager, Neuberger Berman Small Cap
Vice President, NB Management           Growth Fund, a series of Neuberger Berman Equity
                                        Funds.

Lori B. Canell                          Managing Director, Neuberger Berman, LLC;
Vice President, NB Management           Portfolio Manager, Neuberger Berman California
                                        Intermediate Municipal Fund Inc.; Portfolio
                                        Manager, Neuberger Berman Intermediate Municipal
                                        Fund Inc.; Portfolio Manager, Neuberger Berman New
                                        York Intermediate Municipal Fund Inc.; Portfolio
                                        Manager, Lehman Brothers Municipal Securities
                                        Trust, a series of Lehman Brothers Income Funds.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------
Robert Conti                            Managing Director, Neuberger Berman, LLC since
Senior Vice President,                  2007; formerly, Senior Vice President of Neuberger
NB Management                           Berman, LLC, 2003 to 2006; Vice President,
                                        Neuberger Berman, LLC, from 1999 to 2003;
                                        Vice President, Lehman Brothers Income
                                        Funds; Vice President, Neuberger Berman
                                        Equity Funds; Vice President, Neuberger
                                        Berman Advisers Management Trust;  Vice
                                        President, Neuberger Berman Intermediate Municipal
                                        Fund Inc.; Vice President, Neuberger
                                        Berman New York Intermediate Municipal Fund Inc.;
                                         Vice President, Neuberger Berman
                                        California Intermediate Municipal Fund Inc.;
                                        Vice President, Neuberger Berman Income
                                        Opportunity Fund Inc.;  Vice President,
                                        Neuberger Berman Real Estate Securities Income
                                        Fund Inc.;  Vice President, Neuberger
                                        Berman Dividend Advantage Fund Inc.;
                                        Vice President, Lehman Brothers First Trust Income
                                        Opportunity Fund; Vice President,
                                        Neuberger Berman Institutional Liquidity Series;
                                        Vice President, Lehman Brothers
                                        Institutional Liquidity Cash Management Funds;
                                        Vice President, Institutional Liquidity
                                        Trust; Executive Vice President, Lehman Brothers
                                        Reserve Liquidity Funds; Vice President,
                                        Lehman Brothers Institutional Liquidity Funds.

Robert B. Corman                        Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.          Portfolio Manager, Neuberger Berman Focus Fund, a
                                        series of Neuberger Berman Equity Funds.

Robert W. D'Alelio                      Managing Director, Neuberger Berman, LLC;
Vice President, NB Management           Portfolio Manager, Neuberger Berman Genesis Fund,
                                        a series of Neuberger Berman Equity Funds.

John E. Dugenske                        None.
Vice President, NB Management

Ingrid Dyott                            Vice President, Neuberger Berman, LLC; Associate
Vice President, NB Management           Portfolio Manager, Guardian Portfolio, a series of
                                        Neuberger Berman Advisers Management Trust;
                                        Portfolio Manager, Socially Responsive Portfolio,
                                        a series of Neuberger Berman Advisers Management
                                        Trust; Associate Portfolio Manager, Neuberger
                                        Berman Guardian Fund, a series of Neuberger Berman
                                        Equity Funds; Portfolio Manager, Neuberger Berman
                                        Socially Responsive Fund, a series of Neuberger
                                        Berman Equity Funds.

Janet A. Fiorenza                       Portfolio Manager, Lehman Brothers Municipal Money
Vice President, NB Management           Fund, Lehman Brothers National Municipal Money
                                        Fund, Lehman Brothers New York Municipal Money
                                        Fund and Lehman Brothers Tax-Free Money Fund, each
                                        a series of Lehman Brothers Income Funds.

Michael Foster                          Vice President, Neuberger Berman; Vice President, Lehman
Vice President, NB Management           Brothers Asset Management LLC; Portfolio Manager, Lehman
                                        Brothers Short Duration Bond Fund, a series of Lehman
                                        Brothers Income Funds.

William J. Furrer                       Portfolio Manager, Lehman Brothers Municipal Money
Vice President, NB Management           Fund, Lehman Brothers National Municipal Money
                                        Fund, Lehman Brothers New York Municipal Money
                                        Fund and Lehman Brothers Tax-Free Money Fund, each
                                        a series of Lehman Brothers Income Funds.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------
Maxine L. Gerson                        Senior Vice President, Neuberger Berman, LLC since
Secretary and General Counsel,          2002; Deputy General Counsel and Assistant
NB Management                           Secretary, Neuberger Berman, LLC since 2001; Chief
                                        Legal Officer, Lehman Brothers Income Funds; Chief
                                        Legal Officer, Neuberger Berman Equity Funds;
                                        Chief Legal Officer, Neuberger Berman Advisers
                                        Management Trust; Chief Legal Officer, Neuberger
                                        Berman Intermediate Municipal Fund Inc.; Chief
                                        Legal Officer, Neuberger Berman New York
                                        Intermediate Municipal Fund Inc.; Chief Legal
                                        Officer, Neuberger Berman California Intermediate
                                        Municipal Fund Inc.; Chief Legal Officer,
                                        Neuberger Berman Income Opportunity Fund Inc.;
                                        Chief Legal Officer, Neuberger Berman Real Estate
                                        Securities Income Fund Inc.; Chief Legal Officer,
                                        Neuberger Berman Dividend Advantage Fund Inc.;
                                        Chief Legal Officer, Lehman Brothers First Trust
                                        Income Opportunity Fund; Chief Legal Officer,
                                        Neuberger Berman Institutional Liquidity Series;
                                        Chief Legal Officer, Lehman Brothers Institutional
                                        Liquidity Cash Management Funds; Chief Legal
                                        Officer, Institutional Liquidity Trust; Chief
                                        Legal Officer, Lehman Brothers Reserve Liquidity
                                        Funds; Chief Legal Officer, Lehman Brothers
                                        Institutional Liquidity Funds.

Richard Grau                            Vice President, Neuberger Berman, LLC; Vice President,
Vice President, NB Management           Lehman Brothers Asset Management LLC; Portfolio Manager,
                                        Lehman Brothers Short Duration Bond Fund, a series of
                                        Lehman Brothers Income Funds.

Edward S. Grieb
Treasurer and Chief Financial Officer,  Senior Vice President and Treasurer, Neuberger
NB Management                           Berman, LLC; Treasurer, Neuberger Berman Inc.

Michael J. Hanratty                     None.
Vice President, NB Management

Milu E. Komer                           Associate Portfolio Manager, International
Vice President, NB Management           Portfolio, a series of Neuberger Berman Advisers
                                        Management Trust; Associate Portfolio Manager,
                                        Neuberger Berman International Fund, Neuberger
                                        Berman International Institutional Fund and
                                        Neuberger Berman International Large Cap Fund,
                                        each a series of Neuberger Berman Equity Funds.

Sajjad S. Ladiwala                      Associate Portfolio Manager, Guardian Portfolio
Vice President, NB Management           and Socially Responsive Portfolio, each a series
                                        of Neuberger Berman Advisers Management Trust;
                                        Associate Portfolio Manager, Neuberger Berman
                                        Guardian Fund and Neuberger Berman Socially
                                        Responsive Fund, each a series of Neuberger Berman
                                        Equity Funds.

Kelly M. Landron                        Portfolio Manager, Lehman Brothers Municipal Money
Vice President, NB Management           Fund, Lehman Brothers National Municipal Money
                                        Fund, Lehman Brothers New York Municipal Money
                                        Fund and Lehman Brothers Tax-Free Money Fund, each
                                        a series of Lehman Brothers Income Funds.

Richard S. Levine                       Portfolio Manager, Neuberger Berman Dividend Advantage
Vice President, NB Management           Fund, Inc.

John A. Lovito                          None.
Vice President, NB Management


NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------
Arthur Moretti                          Managing Director, Neuberger Berman, LLC since
Vice President, NB Management           June 2001; Portfolio Manager, Neuberger Berman
                                        Guardian Fund and Neuberger Berman Socially
                                        Responsive Fund, each a series of Neuberger Berman
                                        Equity Funds; Portfolio Manager, Guardian
                                        Portfolio and Socially Responsive Portfolio, each
                                        a series of Neuberger Berman Advisers Management
                                        Trust.

S. Basu Mullick                         Managing Director, Neuberger Berman, LLC;
Vice President, NB Management           Portfolio Manager, Neuberger Berman Partners Fund
                                        and Neuberger Berman Regency Fund, each a series
                                        of Neuberger Berman Equity Funds; Portfolio
                                        Manager, Partners Portfolio and Regency Portfolio,
                                        each a series of Neuberger Berman Advisers
                                        Management Trust.

Thomas P. O'Reilly                      Portfolio Manager, Neuberger Berman Income
Vice President, NB Management           Opportunity Fund Inc.; Portfolio Manager, Lehman
                                        Brothers First Trust Income Opportunity Fund;
                                        Portfolio Manager, Lehman Brothers High Income Bond
                                        Fund, a series of Lehman Brothers Income
                                        Funds; Portfolio Manager, High Income Bond
                                        Portfolio, a series of Neuberger Berman Advisers
                                        Management Trust.

Loraine Olavarria                       None.
Assistant Secretary, NB Management

Elizabeth Reagan                        None.
Vice President, NB Management

Brett S. Reiner                         Associate Portfolio Manager, Neuberger Berman
Vice President, NB Management           Genesis Fund, a series of Neuberger Berman Equity
                                        Funds.

Jack L. Rivkin                          Executive Vice President, Neuberger Berman, LLC;
Chairman and Director, NB               Executive Vice President, Neuberger Berman Inc.;
Management                              President and Director, Neuberger Berman
                                        Intermediate Municipal Fund Inc.; President and
                                        Director, Neuberger Berman New York Intermediate
                                        Municipal Fund Inc.; President and Director,
                                        Neuberger Berman California Intermediate Municipal
                                        Fund Inc.; President and Trustee, Neuberger Berman
                                        Advisers Management Trust; President and Trustee,
                                        Neuberger Berman Equity Funds; President and
                                        Trustee, Lehman Brothers Income Funds; President
                                        and Director, Neuberger Berman Income Opportunity
                                        Fund Inc.; President and Director, Neuberger Berman
                                        Real Estate Securities Income Fund Inc.; President
                                        and Director, Neuberger Berman Dividend Advantage
                                        Fund Inc.; President and Trustee, Lehman Brothers
                                        First Trust Income Opportunity Fund; President and
                                        Trustee, Neuberger Berman Institutional Liquidity
                                        Series; President and Trustee, Lehman Brothers
                                        Institutional Liquidity Cash Management Funds;
                                        President and Trustee, Institutional Liquidity
                                        Trust; President and Trustee, Lehman Brothers
                                        Reserve Liquidity Funds; President and Trustee,
                                        Lehman Brothers Institutional Liquidity Funds;
                                        Director, Dale Carnegie and Associates, Inc. since
                                        1998; Director, Solbright, Inc. since 1998.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------
Benjamin E. Segal                       Managing Director, Neuberger Berman, LLC since
Vice President, NB Management           November 2000, prior thereto, Vice President,
                                        Neuberger Berman, LLC; Portfolio Manager,
                                        Neuberger Berman International Fund, Neuberger
                                        Berman International Institutional Fund and
                                        Neuberger Berman International Large Cap Fund,
                                        each a series of Neuberger Berman Equity Funds;
                                        Portfolio Manager, International Portfolio, a
                                        series of Neuberger Berman Advisers Management
                                        Trust.

Thomas Sontag                           Managing Director, Neuberger Berman, LLC and Lehman
Vice President, NB Management           Brothers Asset Management LLC; Portfolio Manager,
                                        Lehman Brothers Core Bond Fund, Lehman Brothers Core
                                        Plus Bond Fund and Lehman Brothers Short Duration
                                        Bond Fund, each a series of Lehman Brothers Income
                                        Funds.

Michelle B. Stein                       Portfolio Manager, Neuberger Berman Dividend
Vice President, NB Management           Advantage Fund Inc.

Peter E. Sundman                        Executive Vice President, Neuberger Berman Inc.
President and Director                  since 1999; Head of Neuberger Berman Inc.'s Mutual
NB Management                           Funds Business (since 1999) and Institutional
                                        Business (1999 to October 2005); responsible for
                                        Managed Accounts Business and intermediary
                                        distribution since October 1999; Managing
                                        Director, Neuberger Berman since 2005; formerly,
                                        Executive Vice President, Neuberger Berman, 1999
                                        to December 2005; Director and Vice President,
                                        Neuberger & Berman Agency, Inc. since 2000;
                                        Chairman of the Board,  Chief Executive
                                        Officer and Trustee, Lehman Brothers Income Funds;
                                        Chairman of the Board, Chief Executive
                                        Officer and Trustee, Neuberger Berman Advisers
                                        Management Trust; Chairman of the Board,
                                        Chief Executive Officer and Trustee,
                                        Neuberger Berman Equity Funds; Chairman of the
                                        Board, Chief Executive Officer and
                                        Director, Neuberger Berman Intermediate Municipal
                                        Fund Inc.; Chairman of the Board, Chief
                                        Executive Officer and Director, Neuberger Berman
                                        New York Intermediate Municipal Fund Inc.;
                                        Chairman of the Board, Chief Executive
                                        Officer and Director, Neuberger Berman California
                                        Intermediate Municipal Fund Inc.; Chairman of the
                                        Board, Chief Executive Officer and
                                        Director, Neuberger Berman Income Opportunity Fund
                                        Inc.; Chairman of the Board, Chief
                                        Executive Officer and Director, Neuberger Berman
                                        Real Estate Securities Income Fund Inc.; Chairman
                                        of the Board, Chief Executive Officer
                                        and Director, Neuberger Berman Dividend Advantage
                                        Fund Inc.; Chairman of the Board, Chief
                                        Executive Officer and Director, Lehman Brothers
                                        First Trust Income Opportunity Fund; Chairman of
                                        the Board, Chief Executive Officer and
                                        Trustee, Neuberger Berman Institutional Liquidity
                                        Series; Chairman of the Board, Chief
                                        Executive Officer and Trustee, Lehman Brothers
                                        Institutional Liquidity Cash Management Funds;
                                        Chairman of the Board, Chief Executive
                                        Officer and Trustee, Institutional Liquidity
                                        Trust; Chairman of the Board, Chief
                                        Executive Officer and Trustee, Lehman Brothers
                                        Reserve Liquidity Funds; Chairman of the Board,
                                        Chief Executive Officer and Trustee,
                                        Lehman Brothers Institutional Liquidity Funds;
                                        Trustee, College of Wooster.

Bradley C. Tank                         Managing Director, Neuberger Berman, since 2002;
Vice President, NB Management           Chairman, Chief Executive Officer, Board Member and
                                        Managing Director of Lehman Brothers Asset Management
                                        LLC; Global Head of Fixed Income Asset Management
                                        and Co-Head of Institutional Asset Management, Lehman
                                        Brothers; Portfolio Manager, Lehman Brothers Strategic
                                        Income Fund, a series of Lehman Brothers Income Funds.

Kenneth J. Turek                        Portfolio Manager, Balanced Portfolio, Growth
Vice President, NB Management           Portfolio and Mid-Cap Growth Portfolio, each a
                                        series of Neuberger Berman Advisers Management
                                        Trust; Portfolio Manager, Neuberger Berman Mid
                                        Cap Growth Fund, a series of Neuberger
                                        Berman Equity Funds.

NAME                                    BUSINESS AND OTHER CONNECTIONS
----                                    ------------------------------
Judith M. Vale                          Managing Director, Neuberger Berman, LLC;
Vice President, NB Management           Portfolio Manager, Neuberger Berman Genesis Fund,
                                        a series of Neuberger Berman Equity Funds.


      Information as to the directors and officers of Lehman Brothers Asset Management LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lehman Brothers Asset Management LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.    Principal Underwriters.
-------     ----------------------

(a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Institutional Liquidity Funds
            Lehman Brothers Reserve Liquidity Funds

(b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                POSITIONS AND OFFICES                           POSITIONS AND OFFICES
NAME                            WITH UNDERWRITER                                WITH REGISTRANT
----                            ----------------                                ---------------
Joseph V. Amato                 Director                                        None

Ann H. Benjamin                 Vice President                                  None

Michael L. Bowyer               Vice President                                  None

Claudia A. Brandon              Vice President/Mutual Fund Board                Secretary
                                Relations & Assistant Secretary

Steven R. Brown                 Vice President                                  None

David H. Burshtan               Vice President                                  None

Lori B. Canell                  Vice President                                  None

Robert Conti                    Senior Vice President                           Vice President

Robert B. Corman                Vice President                                  None

Robert W. D'Alelio              Vice President                                  None

John E. Dugenske                Vice President                                  None

Ingrid Dyott                    Vice President                                  None

Janet A. Fiorenza               Vice President                                  None

William J. Furrer               Vice President                                  None

Maxine L. Gerson                Secretary                                       Chief Legal Officer (only for
                                                                                Purposes of sections 307 and 406
                                                                                of the Sarbanes - Oxley Act of
                                                                                2002)

                                POSITIONS AND OFFICES                           POSITIONS AND OFFICES
NAME                            WITH UNDERWRITER                                WITH REGISTRANT
----                            ----------------                                ---------------
Edward S. Grieb                 Treasurer and Chief Financial Officer           None

Michael J. Hanratty             Vice President                                  None

Milu E. Komer                   Vice President                                  None

Sajjad S. Ladiwala              Vice President                                  None

Richard S. Levine               Vice President                                  None

John A. Lovito                  Vice President                                  None

Kelly M. Landron                Vice President                                  None

Arthur Moretti                  Vice President                                  None

S. Basu Mullick                 Vice President                                  None

Thomas P. O'Reilly              Vice President                                  None

Loraine Olavarria               Assistant Secretary                             None

Elizabeth Reagan                Vice President                                  None

Brett S. Reiner                 Vice President                                  None

Jack L. Rivkin                  Chairman and Director                           President and Trustee

Benjamin E. Segal               Vice President                                  None

Michelle B. Stein               Vice President                                  None

Kenneth J. Turek                Vice President                                  None

Peter E. Sundman                President and Director                          Chairman of the Board,
                                                                                Chief Executive Officer
                                                                                and Trustee

Judith M. Vale                  Vice President                                  None

Chamaine Williams               Chief Compliance Officer                        Chief Compliance Officer

John T. Zielinsky               Vice President                                  None

 (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
-------     --------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.    Management Services.
-------     -------------------

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.
-------     ------------
None.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 66 to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 29th day of July 2008.




                                    LEHMAN BROTHERS INCOME FUNDS


                                    By:    /s/ Jack L. Rivkin
                                           -------------------------------------
                                    Name:  Jack L. Rivkin*
                                    Title: President


Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 66 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                    Title                              Date
---------                                    -----                              ----

/s/ Peter E. Sundman                   Chairman of the Board,                   July 29, 2008
----------------------------    Chief Executive Officer, and Trustee
Peter E. Sundman*



/s/ Jack L. Rivkin                    President and Trustee                     July 29, 2008
----------------------------
Jack L. Rivkin*




/s/ John M. McGovern         Treasurer and Principal Financial and              July 25, 2008
----------------------------       Accounting Officer
John M. McGovern



/s/ John Cannon                              Trustee                            July 29, 2008
----------------------------
John Cannon*



/s/ Faith Colish                             Trustee                            July 29, 2008
----------------------------
Faith Colish*




/s/ Martha C. Goss                           Trustee                            July 29, 2008
----------------------------
Martha C. Goss*



/s/ C. Anne Harvey                           Trustee                            July 29, 2008
----------------------------
C. Anne Harvey*



/s/ Robert A. Kavesh                         Trustee                            July 29, 2008
----------------------------
Robert A. Kavesh*



/s/ Michael M. Knetter                       Trustee                            July 29, 2008
----------------------------
Michael M. Knetter*

Signature                                       Title                           Date
---------                                       -----                           ----


/s/ Howard A. Mileaf                         Trustee                            July 29, 2008
----------------------------
Howard A. Mileaf*



/s/ George W. Morriss                        Trustee                            July 29, 2008
----------------------------
George W. Morriss*



/s/ Edward I. O'Brien                        Trustee                            July 29, 2008
----------------------------
Edward I. O'Brien*



/s/ William E. Rulon                         Trustee                            July 29, 2008
----------------------------
William E. Rulon*



/s/ Cornelius T. Ryan                        Trustee                            July 29, 2008
----------------------------
Cornelius T. Ryan*



/s/ Tom D. Seip                              Trustee                            July 29, 2008
----------------------------
Tom D. Seip*



/s/ Candace L. Straight*                     Trustee                            July 29, 2008
----------------------------
Candace L. Straight*



/s/ Peter P. Trapp*                          Trustee                            July 29, 2008
----------------------------
Peter P. Trapp*

*Signatures affixed by Lori Schneider on July 29, 2008 pursuant to powers of attorney filed with Post-Effective Amendment Nos. 51, No. 54 and No. 57 to Registrant's registration Statement, File Nos. 002-85229 and 811-03802 on December 29, 2006, July 2, 2007, and September 10, 2007, respectively.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, Institutional Liquidity Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 6 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 29th day of July, 2008.



                               INSTITUTIONAL LIQUIDITY TRUST


                               By:    /s/ Jack L. Rivkin
                                      ------------------------------------------
                               Name:  Jack L. Rivkin*
                               Title: President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No.
6 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                Title                                  Date
---------                                -----                                  ----

/s/ Peter E. Sundman               Chairman of the Board,                       July 29, 2008
----------------------------     and Chief Executive Officer
Peter E. Sundman*



/s/ Jack L. Rivkin                  President and Trustee                       July 29, 2008
----------------------------
Jack L. Rivkin*



/s/ John M. McGovern          Treasurer and Principal Financial                 July 25, 2008
----------------------------        and Accounting Officer
John M. McGovern



/s/ John Cannon                          Trustee                                July 29, 2008
----------------------------
John Cannon*



/s/ Faith Colish                         Trustee                                July 29, 2008
----------------------------
Faith Colish*



/s/ Martha C. Goss                       Trustee                                July 29, 2008
----------------------------
Martha C. Goss*



/s/ C. Anne Harvey                       Trustee                                July 29, 2008
----------------------------
C. Anne Harvey*



/s/ Robert A. Kavesh                     Trustee                                July 29, 2008
----------------------------
Robert A. Kavesh*



/s/ Michael M. Knetter                   Trustee                                July 29, 2008
----------------------------
Michael M. Knetter*



/s/ Howard A. Mileaf*                    Trustee                                July 29, 2008
----------------------------
Howard A. Mileaf*



/s/ George W. Morriss
----------------------------             Trustee                                July 29, 2008
George W. Morriss*



/s/ Edward I. O'Brien                    Trustee                                July 29, 2008
----------------------------
Edward I. O'Brien*



/s/ William E. Rulon                     Trustee                                July 29, 2008
----------------------------
William E. Rulon*



/s/ Cornelius T. Ryan                    Trustee                                July 29, 2008
----------------------------
Cornelius T. Ryan*



/s/ Tom D. Seip                          Trustee                                July 29, 2008
----------------------------
Tom D. Seip*



/s/ Candace L. Straight                  Trustee                                July 29, 2008
----------------------------
Candace L. Straight*



/s/ Peter P. Trapp                       Trustee                                July 29, 2008
----------------------------
Peter P. Trapp*

**Signatures affixed by Lori L. Schneider on July 29, 2007 pursuant to powers of attorney filed with Post-Effective Amendment No. 51 and No. 54 to Registrant's Registration Statement, File Nos. 002-85229 and 811-03802 on December 29, 2006 and July 2, 2007, respectively.